                                                      1933 Act File No. 33-20673
                                                      1940 Act File No. 811-5514

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No. 56 ........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 57 .......................................        X

                              VISION GROUP OF FUNDS

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

__  immediately upon filing pursuant to paragraph (b)
_X_ on April 28, 2003 pursuant to paragraph (b)(1)(iii)
    60 days after filing pursuant to paragraph (a) (i)
    on _______________ pursuant to paragraph (a) (i)
_   75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                          Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

VISION GROUP OF FUNDS

VISION GROUP OF FUNDS

VISION Large Cap Growth Fund II

VISION Large Cap Value Fund II

VISION Managed Allocation Fund – Moderate Growth II

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

VISION Funds • Are NOT FDIC-Insured • Have No Bank Guarantee • May Lose Value

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April 30, 2003

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CONTENTS

4	Fund Goals, Strategies, Risks and Performance
11	What are the Funds’ Main Investments and Investment Techniques?
18	Specific Risks of Investing in the Funds
21	What do Shares Cost?
22	How are the Funds Sold?
23	How to Purchase and Redeem Shares
24	How to Exchange Shares
25	Account and Share Information
26	Who Manages the Funds?
28	Financial Information

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

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This prospectus of the VISION Group of Funds (the “Trust”) offers shares of VISION Large Cap Growth Fund II (Large Cap Growth Fund II), VISION Large Cap Value Fund II (Large Cap Value Fund II) and VISION Managed Allocation Fund – Moderate Growth II (Moderate Growth Fund II) (Fund, or Funds), each of which is a portfolio of the Trust. Currently, shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable annuity contracts and variable life insurance policies issued by the insurance companies.

The separate accounts invest in the Funds in accordance with allocation instructions received from owners of annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Funds through the variable annuity contracts or variable life insurance policies offered by insurance companies which provide for investment in the Funds. Keep this prospectus for future reference.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable annuity contracts and variable life insurance policies. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds may not be appropriate. This prospectus should be accompanied by the prospectus for such a variable annuity contract or variable life insurance policy.

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VISION LARGE CAP GROWTH FUND II

GOAL

To provide capital appreciation.

STRATEGY

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in a diversified portfolio of equity securities (primarily common stocks) of companies similar in market capitalization at time of purchase to those within the Standard & Poor’s 500/Barra Growth Index (S&P BG). As of March 31, 2003, the S&P BG’s market capitalization range was approximately $760 million to $260 billion, but the range frequently changes as the market value of the stocks that comprise the S&P BG changes or as stocks are added to or removed from the S&P BG. Equity securities include common and preferred stocks as well as convertible securities. Montag & Caldwell, Inc., the Fund’s Sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

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  have a strong history of earnings growth;
  are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage;
  are currently, or have the potential to become industry leaders; and
  have the potential to outperform during market downturns.

PRINCIPAL RISKS OF THE FUND

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The Large Cap Growth Fund II Shares offered by this prospectus are not deposits or obligations of M&T Asset Management (Adviser), a department of M&T Bank, are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund:

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  Stock Market Risk – The risk posed by the fact that the value of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

PERFORMANCE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

VISION LARGE CAP VALUE FUND II

GOAL

To provide capital appreciation. Current income is a secondary, non-fundamental -consideration.

STRATEGY

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The Fund invests, under normal market conditions, at least 80% of the value of its net assets plus the amount of borrowings for investment purposes in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies similar in market capitalization at time of purchase to those within the Standard & Poor’s 500/Barra Value Index (S&P BV). As of March 31, 2003, the S&P BV’s market capitalization range was approximately $184 million to $240 billion, but the range frequently changes as the market value of the stocks that comprise the S&P BV changes or as stocks are added to or removed from the S&P BV. Equity securities include common and preferred stocks, as well as convertible securities. The Adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

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PRINCIPAL RISKS OF THE FUND

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The Large Cap Value Fund II Shares offered by this prospectus are not deposits or obligations of M&T Bank, are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund:

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  Stock Market Risk – The risk posed by the fact that the value of equity securities rise and fall.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

PERFORMANCE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

VISION MANAGED ALLOCATION FUND – MODERATE GROWTH II

GOAL

To seek capital appreciation and, secondarily, income.

STRATEGY

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The Fund seeks to achieve its objective by investing in a combination of underlying VISION Funds (Underlying Funds) managed by the Adviser. The Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that the Fund normally has exposure to each of these asset classes. The amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve the Fund’s goal based upon the Adviser’s view of economic conditions. The largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds), but at times the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can be higher than the amount in equities.

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The Fund currently plans to invest in shares of the following Underlying Funds within the percentage ranges indicated:

INVESTMENT RANGE
(Percentage of the Managed Allocation
ASSET CLASS	Fund – Moderate Growth II Assets)

MONEY MARKET FUNDS	5-45%
Institutional Prime Money Market Fund
Treasury Money Market Fund

FIXED INCOME FUNDS	15-50%
Institutional Limited Duration
U.S. Government Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund

EQUITY FUNDS	40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

SUMMARY OF GOALS, STRATEGIES AND RISKS OF THE UNDERLYING FUNDS

A summary of the goals, strategies and risks of the Underlying Funds is set forth below. Capitalized terms are defined under the captions “What are the Funds’ Main Investments and Investment Techniques?” and “Specific Risks of Investing in the Funds.” Additional information on each Underlying Fund can be found in separate VISION Funds prospectuses, which are available by calling (800) 836-2211. Each Underlying Fund is a “retail fund” which is available for investment directly by the general public.

Underlying Money Market Funds

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Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

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Strategies. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Institutional Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage Backed Securities, Asset Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Institutional Prime Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Underlying Fixed Income Funds

Goals. The goal of each Underlying Fixed Income Fund is to seek current income. Capital appreciation is a secondary goal of Intermediate Term Bond Fund and U.S. Government Securities Fund, while preservation of capital is a secondary goal of Institutional Limited Duration U.S. Government Fund.

Strategies — Principal Securities. Intermediate Term Bond Fund may invest primarily in each category of Fixed Income Securities. Institutional Limited Duration U.S. Government Fund and U.S. Government Securities Fund may invest primarily in each category of Fixed Income Securities, with the exception of Corporate Debt Securities and Bank Instruments.

Strategies — Duration/Maturity. Institutional Limited Duration U.S. Government Fund seeks to maintain an average duration of less than three years. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Intermediate Term Bond Fund seeks to maintain a dollar-weighted average maturity of 3 to 10 years. U.S. Government Securities Fund will invest primarily in fixed income securities having maturities greater than one year.

Risks. The principal risks applicable to Underlying Fixed Income Funds are Interest Rate Risks, Credit Risks, Call Risks and Prepayment Risks.

Underlying Equity Funds

Goals. The goal of each Underlying Equity Fund is to provide capital appreciation, although the primary goal, in the case of Large Cap Value Fund, and the secondary goal, in the case of Mid Cap Stock Fund, is current income.

Strategies — Principal Securities. Each Underlying Equity Fund invests primarily in Equity Securities and Convertible Securities, which, in the case of International Equity Fund, include primarily Foreign Securities.

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Strategies — Market Capitalization. Large Cap Growth Fund, Large Cap Value Fund and Large Cap Core Fund each invests primarily in “large cap” securities, i.e. in the case of Large Cap Growth Fund, securities of companies similar in market capitalization at the time of purchase to those within the S&P 500/Barra Growth

Index (ranging from approximately $760 million to $260 billion at March 31, 2003); in the case of Large Cap Value Fund, securities of companies similar in market capitalization at the time of purchase to those within the S&P 500/Barra Value Index (ranging from approximately $184 million to $240 billion at March 31, 2003); and, in the case of Large Cap Core Fund, securities of companies similar in market capitalization at the time of purchase to those within the S&P 500 Index (ranging from $184 million to $260 billion at March 31, 2003). Mid Cap Stock Fund invests primarily in “mid cap” securities similar in size, at time of purchase, to those within the S&P Mid Cap 400 Index which security size, at March 31, 2003, ranged from approximately $162 million to $8.3 billion. Small Cap Stock Fund invests primarily in “small cap” securities of companies that have a market capitalization under $2 billion at the time of purchase.

Strategies — Style Orientation. International Equity Fund and Large Cap Value Fund use a “value” oriented approach, seeking companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measures. Large Cap Growth Fund uses a “growth” oriented approach, seeking stocks with high earnings growth which, in the opinion of the Adviser, will lead to appreciation in stock price. Small Cap Stock Fund, Mid Cap Stock Fund and Large Cap Core Fund use a “blended” oriented approach, using a growth-based strategy or value-based strategy (or both), as market conditions dictate.

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Risks. The principal risks applicable to Underlying Equity Funds are Stock Market Risks, Risks Related to Investing for Growth, Risks Related to Investing for Value, Risks Related to Company Size, Risks of Foreign Investing and Risks Associated with Non-Investment Grade Securities.

ADVISER’S POTENTIAL CONFLICT

In managing the Fund, the Adviser has the authority to select and substitute the Underlying Funds in which the Fund will invest. The Adviser is subject to conflict of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser is also primarily responsible for managing the Underlying Funds. The Trustees and officers may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and Underlying Funds.

PRINCIPAL RISKS OF THE FUND

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The Moderate Growth Fund II Shares offered by this prospectus are not deposits or obligations of M&T Bank, are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund:

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  Stock Market Risk – The risk posed by the fact that the value of equity securities rise and fall.
  Risks Related to Investing for Growth – Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Risks Related to Investing for Value – Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.
  Risk Related to Company Size – The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.
  Interest Rate Risks – The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.
  Credit Risks – The possibility than an issuer will default on a security by failing to pay interest or principal when due.
  Call Risks – The possibility than an issuer may redeem a fixed income security before maturity at a price below its current market price.
  Prepayment Risks – The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.
  Risks of Foreign Investing – Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

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  Fund Expenses – Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

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PERFORMANCE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

WHAT ARE THE FUND’S FEES AND EXPENSES?

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VISION II FUNDS

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of each Fund.

			MANAGED
			ALLOCATION
	LARGE CAP	LARGE CAP	FUND –
	GROWTH	VALUE	MODERATE
SHAREHOLDER FEES	FUND II	FUND II	GROWTH II
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee[2]	0.85%	0.70%	0.25%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses[3]	2.70%	3.03%	1.27%
Total Annual Fund Operating Expenses	3.80%	3.98%	1.77%
[1] Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses each Fund actually paidfor the fiscal year ended December 31, 2002.
Total Waivers of Fund Expenses	2.80%	2.98%	1.03%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)	1.00%	1.00%	0.74%
[2] The Adviser voluntarily waived all of the management fees. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Funds (after the voluntary waivers) were 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ended December 31, 2002.
[3] The Adviser voluntarily reimbursed certain operating expenses of the Funds. The Adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by each Fund (after the voluntary reimbursement) were 0.75%, 0.75% and 0.49%, respectively, for the fiscal year ended December 31, 2002.

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EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund’s Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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FUND	1 YEAR	3 YEARS	5 YEARS	YEARS
Large Cap Growth Fund II	$382	$1,161	$1,958	$4,036
Large Cap Value Fund II	$400	$1,212	$2,041	$4,189
Managed Allocation Fund – Moderate Growth II	$180	$ 557	$ 959	$2,084

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WHAT ARE THE FUNDS’ MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

PRINCIPAL SECURITIES OF THE FUNDS

The principal securities of each Fund are marked with an “x.”

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	LARGE CAP	LARGE CAP	MODERATE
	GROWTH FUND II	VALUE FUND II	GROWTH FUND II*
Equity Securities	X	X	X
Common Stocks	X	X	X
Preferred Stocks	X	X	X
Fixed Income Securities			X
Treasury Securities			X
Agency Securities			X
Corporate Debt Securities			X
Mortgage-Backed Securities			X
Collateralized Mortgage Obligations (CMOs)			X
Asset-Backed Securities			X
Zero Coupon Securities			X
Bank Instruments			X
Credit Enhancement			X
Foreign Securities			X
Depositary Receipts			X
Foreign Exchange Contracts			X
Foreign Government Securities			X

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*Through investment in the Underlying Funds

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Funds may invest. See also “Convertible Securities” below.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Funds may invest in convertible securities rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another -country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the fund agrees to exchange one currency for another at the current exchange rate. The fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

PORTFOLIO TURNOVER

Large Cap Growth Fund II and Large Cap Value Fund II, and certain Underlying Funds, actively trade their portfolio securities in an attempt to achieve their investment objectives. Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on the Fund’s performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds, and each Underlying Fund, may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser or Sub-adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s or Sub-adviser’s credit assessment that the security is comparable to investment grade.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Funds, and each Underlying Fund, may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Moderate Growth Fund II intends to invest substantially all of its assets in Underlying Funds in order to achieve its investment goals.

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SPECIFIC RISKS OF INVESTING IN THE FUNDS

STOCK MARKET RISKS

The value of equity securities will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Adviser or Sub-Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser and Sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

The convertible securities in which the Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUND EXPENSES

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Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Moderate Growth Fund II and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Moderate Growth Fund II may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

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WHAT DO SHARES COST?

Shares may be purchased, redeemed, or exchanged by participating insurance companies any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. When a Fund receives the insurance company’s transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV).

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The value of Shares of Large Cap Growth Fund II and Large Cap Value Fund II is generally determined based upon the market value of portfolio securities. The value of Shares of Moderate Growth Fund II is based upon the share prices of the Underlying Funds in which it invests; and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. From time to time a Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. If a Fund directly or indirectly owns foreign securities that trade in foreign markets on the days the NYSE is closed, the value of a Fund’s assets may change on days you cannot purchase or redeem Shares.

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NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern Time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation may be done by others.

Shares are sold at their NAV next determined after an order is received. Shares are not subject to any sales charges.

HOW ARE THE FUNDS SOLD?

The Funds’ distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts issued by your insurance company. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

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Large Cap Growth Fund II, Large Cap Value Fund II and Moderate Growth Fund II each has adopted a Rule 12b-1 Plan, which allows each of them to pay marketing fees to the Distributor for the sale and distribution of such Funds’ Shares at an annual rate of up to 0.25% of the average daily NAV of such Funds’ Shares. Because Shares subject to a Rule 12b-1 Plan pay fees on an ongoing basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

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HOW TO PURCHASE AND REDEEM SHARES

Currently shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts. Thus the general public has access to the Funds only by purchasing a variable annuity contract (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase and redemption orders are placed by your insurance company when your funds are credited to that insurance company’s accounts. Purchase or redemption orders received from your insurance company by 4:00 p.m. (Eastern Time) will be processed at the NAV calculated on that day. If the Funds receive a purchase or redemption order from your insurance company after 4:00 p.m. (Eastern Time), that transaction will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase and redemption orders and federal funds to the Funds.

Currently the Funds are only available as an investment option in variable annuity contracts. Please consult the accompanying separate account prospectus for information about the terms of an investment in a contract.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by an insurance company are normally paid within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow a purchase payment to clear;
  during periods of market volatility; or
  when a redemption adversely impacts a Fund’s ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities to the redeeming shareholder.

HOW TO EXCHANGE SHARES

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of a Fund into shares of the same class of another portfolio of the Trust described in this prospectus and offered by your insurance company at NAV. To exchange shares, you must receive a prospectus for the Trust portfolio into which you wish to exchange.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds’ management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other VISION Funds.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

The Funds declare and pay any dividends quarterly. Shares of the Fund will begin earning dividends if owned on the record date. Dividends are automatically invested in additional shares.

TAX INFORMATION

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The Funds will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance contracts that invest in the Fund will be affected by the Fund’s compliance with applicable diversification tests. If the Fund fails to comply with these regulations, contracts invested in the Fund may not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code. In such event, income with respect to contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the desired diversification. Other adverse tax consequences could also ensue. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

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Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is One M&T Plaza, Buffalo, New York 14203-2399.

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The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State and Pennsylvania. As of December 31, 2002, M&T Bank had over $8.4 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2002, M&T Bank managed $2.7 billion in net assets of money market funds and $1.0 billion in net assets of fluctuating mutual funds. On April 1, 2003, M&T Bank Corporation acquired Allfirst Financial, Inc. (Allfirst), parent of Allied Investment Advisers, Inc. (AIA), adviser to the ARK Funds, and as a result, AIA is now a wholly owned subsidiary of M&T Bank. It is contemplated that the Adviser will succeed to the business of AIA. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

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For its services under an Advisory Contract, the Adviser is entitled to receive an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

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FUND NAME	ADVISORY FEE
Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Moderate Growth Fund II	0.25%

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The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

SUBADVISER

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The Adviser has delegated daily management of Large Cap Growth Fund II to a subadviser, Montag & Caldwell, Inc. (Montag & Caldwell). Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund’s investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund’s Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $23.5 billion as of December 31, 2002. For its services, Montag & Caldwell receives a fee based upon a percentage of the Fund’s average daily net assets which is paid by the Adviser and not by the Fund. The subadviser’s address is 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248.

Pursuant to an exemptive order from the Securities and Exchange Commission, the Adviser (subject to the approval of the Board of Trustees) may select and replace subadvisers and amend subadvisory agreements between the Adviser and the subadvisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to Board approval) appoint and replace subadvisers and amend subadvisory agreements without obtaining shareholder approval. The foregoing applies to Large Cap Growth Fund II and Large Cap Value Fund II.

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PORTFOLIO MANAGERS

The Large Cap Value Fund II and Moderate Growth II are managed by Thomas R. Pierce. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

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The Large Cap Value Fund II is co-managed by James Thorne. Mr. Thorne is a Vice President and Senior Portfolio Manager of M&T Asset Management Department, concentrating on equity selections as well as economic forecasting. Mr. Thorne joined M&T Bank in February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization, from York University in June 1993.

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The Large Cap Growth Fund II is managed by David L. Watson. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997 Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor’s degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

FINANCIAL INFORMATION

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each Fund’s Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Ernst & Young, LLP whose report, along with the Funds’ audited financial statements, is included in the Funds’ December 31, 2002 Annual Report which is available upon request.

VISION GROUP OF FUNDS, INC.

Financial Highlights

(For a share outstanding throughout each period)

PERIOD ENDED DECEMBER 31,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME	NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DISTRIBUTIONS FROM NET INVESTMENT INCOME	NET ASSET VALUE, END OF PERIOD
Large Cap Growth Fund II
2002(c)	$10.00	0.01	(1.66)	(1.65)	—	$8.35
Large Cap Value Fund II
2002(c)	$10.00	0.04	(2.32)	(2.28)	(0.02)	$7.70
Managed Allocation Fund – Moderate Growth II
2002(e)	$10.00	0.10(f)	(0.78)	(0.68)	(0.03)	$9.29
(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(d)	Computed on an annualized basis.
(e)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.
(f)	Based on average shares outstanding.

Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated December 31, 2002, which can be obtained free of charge.

		RATIOS TO AVERAGE NET ASSETS

TOTAL RETURN(a)	EXPENSES	NET INVESTMENT INCOME (OPERATING LOSS)	EXPENSE WAIVER/ REIMBURSEMENT(b)	NET ASSETS, END OF PERIOD (000 OMITTED)	PORTFOLIO TURNOVER RATE

(16.50)%	1.00%(d)	0.32%(d)	2.80%(d)	$1,304	35%

(22.79)%	1.00%(d)	0.98%(d)	2.98%(d)	$1,293	18%

(6.79)%	0.74%(d)	2.03%(d)	1.03%(d)	$6,623	8%

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VISION LARGE CAP GROWTH FUND II

VISION LARGE CAP VALUE FUND II

VISION MANAGED ALLOCATION FUND –MODERATE GROWTH II

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APRIL 30, 2003

A Statement of Additional Information (SAI) dated April 30, 2003 includes additional information about the Funds and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-836-2211.

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You can obtain information about the Funds (including the SAIs) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203-2399

CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND II
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS
Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

WWW.VISIONFUNDS.NET

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SEC File No. 811-5514
Cusip 92830F596
Cusip 92830F588
Cusip 92830F570
27273 (4/03)

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                          VISION GROUP OF FUNDS

                   Statement of Additional Information


                             April 30, 2003
=========================================================================

                     VISION Large Cap Growth Fund II
                      ("Large Cap Growth Fund II")

                     VISION Large Cap Value Fund II

                       ("Large Cap Value Fund II")

           VISION Managed Allocation Fund - Moderate Growth II

                       ("Moderate Growth Fund II")

=========================================================================

This  Statement  of  Additional  Information  (SAI) is not a  prospectus.
Read this SAI in  conjunction  with the  prospectus  for the Funds  dated
April 30, 2003.

Obtain the  prospectus  without  charge by calling (800) 836-2211 (in the
Buffalo area call (716) 635-9368).

=========================================================================
CONTENTS
How Are the Funds Organized?                                      2
Securities In Which the Funds Invest                              2
Investment Risks                                                  9
Fundamental Investment Objectives                                12
Investment Limitations                                           12
Determining Market Value of Securities                           14
What Do Shares Cost?                                             15
How Are the Funds Sold?                                          15
Subaccounting Services                                           15
Redemption in Kind                                               15
Account and Share Information                                    16
Tax Information                                                  17
Who Manages and Provides Services to the Funds?                  19
How Do the Funds Measure Performance?                            26
Investment Ratings                                               29
Addresses                                                Back Cover
Page

Cusip 92830F596
Cusip 92830F588
Cusip 92830F570
27285 (4/03)

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HOW ARE THE FUNDS ORGANIZED?
=========================================================================
Each  Fund  covered  by this SAI is a  diversified  portfolio  of  VISION
Group of Funds (the "Trust"),  a Delaware  business  trust. On August 11,
2000,  the  Trust  was  organized  to  acquire  all  of  the  assets  and liabilities  of the VISION Group of Funds,  Inc., a Maryland  corporation
(the  "Corporation")  that was originally  incorporated under the laws of the  State of  Maryland  on  February  23,  1988,  and  registered  as an open-end  management  investment  company.  The Trust may offer  separate series  of  shares  representing  interests  in  separate  portfolios  of securities.

The Funds' investment  adviser is M&T Asset  Management,  a department of
Manufacturers  and  Traders  Trust  Company  (M&T Bank or  Adviser).  The
sub-adviser for the Large Cap Growth Fund II is Montag & Caldwell, Inc.

SECURITIES IN WHICH THE FUNDS INVEST
=========================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

As described in the prospectus, Moderate Growth II seeks to achieve its investment objective by investing in a combination of underlying funds
(the "Underlying Funds") managed by the Adviser. The types of securities shown for Moderate Growth II in the table represent the investments held by the Underlying Funds.
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                                 Large Cap     Large Cap     Moderate
                                Growth Fund  -------------  Growth Fund
                                    II       Value Fund II      II
                                             ----------------------------
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Equity Securities                    P             P             P
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  Common Stocks                      P             P             P
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  Preferred Stocks                   P             P             P
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  Real Estate Investment             A             A             A
Trusts
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  Warrants4                          A             A             A
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Fixed Income Securities              A             A             P
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  Treasury Securities                A             A             P
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  Agency Securities                  A             A             P
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  Corporate Debt Securities1         A             A             P
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  Commercial Paper                   A             A             A
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  Demand Instruments                 A             A             A
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  Mortgage Backed Securities         A             A             P
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  Asset Backed Securities2           A             A             P
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  Zero Coupon Securities             A             A             P
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  Bank Instruments                   A             A             P
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   Credit Enhancement                A             A             P
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Convertible Securities5              A             A             A
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Tax Exempt Securities3               A             A             A
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  Variable Rate Demand               A             A             A
  Instruments
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  Municipal Securities               A             A             A
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  Municipal Notes                    A             A             A
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Foreign Securities                   A             A             P
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  Depository Receipts                A             A             P
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  Foreign Exchange Contracts         A             A             P
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  Foreign Government                 A             A             P
Securities
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Derivative Contracts                 A             A             A
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  Futures Contracts                  A             A             A
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  Options                            A             A             A
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Special Transactions                 A             A             A
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  Repurchase Agreements              A             A             A
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  Reverse Repurchase                 A             A             A
Agreements
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  Delayed Delivery                   A             A             A
Transactions
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  Securities Lending                 A             A             A
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  Asset Coverage                     A             A             A
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Investing in Securities of           A             A             A
Other Investment Companies
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1.    Rated  in  the  top  four  rating   categories   of  a   nationally
   recognized  statistical rating organization  (NRSRO),  or, if unrated, of comparable  quality as  determined  by the Adviser or  sub-adviser.
   If a security's  rating is lowered,  the Adviser  will assess  whether to sell the security, but is not required to do so.
2.    Large  Cap Value  Fund II may  invest  in asset  backed  securities which,  at the time of  purchase,  are rated in the top  three  rating categories  by an NRSRO,  and the Large Cap Growth  Fund II may invest in such securities,  which, at the time of purchase,  are rated in the top  four  rating  categories  by an  NRSRO,  or if  unrated,  are  of comparable  quality as determined by the Adviser or  subadviser.  If a security's  rating is  lowered,  the Adviser  will  assess  whether to sell the security, but is not required to do so.
3.    Which are in one of the top four rating categories of an NRSRO.
4.    The  Funds do not have a present  intent to invest  more than 5% of their respective net assets in warrants.
5.    The  Funds  may  invest  in  convertible   securities  rated  below
   investment  grade.  See "Risks  Associated with  Non-investment  Grade
   Securities" herein.

SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are  descriptions  of securities and techniques  that each Fund may or may not pursue, as noted in the preceding table.

Equity Securities
Equity  securities  represent a share of an issuer's earnings and assets, after  the  issuer  pays  its  liabilities.  A Fund  cannot  predict  the income it will receive from equity  securities  because issuers generally have  discretion  as to the payment of any  dividends  or  distributions.
However,  equity  securities  offer greater  potential  for  appreciation than many  other  types of  securities,  because  their  value  increases
directly  with  the  value  of  the  issuer's  business.   The  following
describes the types of equity  securities  in which a Fund  invests.  See also "Convertible Securities" below.

   Common Stocks
   Common  stocks  are  the  most  prevalent  type  of  equity  security.
   Common  stocks  receive the  issuer's  earnings  after the issuer pays its  creditors and any preferred  stockholders.  As a result,  changes in an issuer's  earnings  directly  influence  the value of its common stock.

   Preferred Stocks
   Preferred  stocks  have the right to receive  specified  dividends  or distributions  before the issuer makes  payments on its common  stock.
   Some   preferred    stocks   also   participate   in   dividends   and
   distributions  paid  on  common  stock.   Preferred  stocks  may  also
   permit  the  issuer to redeem  the  stock.  A Fund may also treat such redeemable preferred stock as a fixed income security.

   Real Estate Investment Trusts (REITs)
   REITs are real  estate  investment  trusts  that  lease,  operate  and
   finance  commercial  real  estate.   REITs  are  exempt  from  federal
   corporate  income tax if they limit their  operations  and  distribute most of their income.  Such tax  requirements  limit a REIT's  ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants   give  a  Fund  the  option  to  buy  the  issuer's   equity
   securities at a specified  price (the  exercise  price) at a specified future date (the  expiration  date).  The Fund may buy the  designated securities by paying the exercise  price before the  expiration  date.
   Warrants  may  become  worthless  if the price of the  stock  does not
   rise  above  the  exercise   price  by  the  expiration   date.   This
   increases  the market risks of warrants as compared to the  underlying
   security.   Rights  are  the  same  as  warrants,   except   companies
   typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income  securities pay interest,  dividends or  distributions  at a specified  rate.  The rate may be a fixed  percentage of the principal or adjusted  periodically.  In  addition,  the  issuer  of  a  fixed  income security  must  repay  the  principal  amount of the  security,  normally within a specified  time.  Fixed income  securities  provide more regular income  than equity  securities.  However,  the  returns on fixed  income securities  are limited and  normally do not  increase  with the issuer's
earnings.   This  limits  the  potential  appreciation  of  fixed  income securities as compared to equity securities.

A security's  yield  measures the annual income earned on a security as a percentage  of its price.  A security's  yield will  increase or decrease depending  upon  whether it costs less (a  discount)  or more (a premium)
than  the  principal  amount.  If the  issuer  may  redeem  the  security before  its  scheduled  maturity,  the price and yield on a  discount  or premium  security  may  change  based  upon the  probability  of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income  securities in which a
Fund may invest.

   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the United States.  Treasury  securities are generally  regarded as having the lowest credit risks.

   Agency Securities
   Agency  securities  are issued or  guaranteed  by a federal  agency or other government  sponsored  entity acting under federal  authority (a
   GSE).  The United  States  supports  some GSEs with its full faith and credit.  Other GSEs receive support through federal  subsidies,  loans or other  benefits.  A few GSEs have no  explicit  financial  support, but are  regarded  as  having  implied  support  because  the  federal
   government   sponsors   their   activities.   Agency   securities  are
   generally  regarded  as having  low  credit  risks,  but not as low as treasury securities.

   The Fund  treats  mortgage  backed  securities  guaranteed  by GSEs as agency  securities.  Although a GSE guarantee  protects against credit risks,  it does not reduce the  market and  prepayment  risks of these mortgage backed securities.

   Corporate Debt Securities
   Corporate  debt  securities  are  fixed  income  securities  issued by businesses.  Notes,  bonds,  debentures and  commercial  paper are the most  prevalent  types  of  corporate  debt  securities.  The Fund may also purchase  interests in bank loans to companies.  The credit risks of corporate debt securities vary widely among issuers.

   In  addition,  the credit risk of an issuer's  debt  security may vary based on its  priority for  repayment.  For  example,  higher  ranking
   (senior)  debt  securities  have a higher  priority than lower ranking
   (subordinated)  securities.  This  means  that the  issuer  might  not make  payments on  subordinated  securities  while  continuing to make
   payments  on  senior  securities.   In  addition,   in  the  event  of
   bankruptcy,   holders  of  senior   securities  may  receive   amounts
   otherwise  payable to the  holders of  subordinated  securities.  Some
   subordinated   securities,   such  as  trust   preferred  and  capital
   securities  notes,  also  permit  the issuer to defer  payments  under
   certain   circumstances.   For  example,   insurance  companies  issue
   securities  known as surplus notes that permit the  insurance  company to defer any payment  that would reduce its capital  below  regulatory requirements.

   Commercial Paper
   Commercial  paper is an  issuer's  obligation  with a maturity of less than nine months.  Companies  typically issue  commercial paper to pay for  current  expenditures.  Most  issuers  constantly  reissue  their commercial  paper  and use the  proceeds  (or  bank  loans)  to  repay maturing  paper.  If the issuer  cannot  continue to obtain  liquidity
   in  this  fashion,   its  commercial  paper  may  default.  The  short
   maturity  of  commercial  paper  reduces  both the  market  and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand  instruments  are  corporate  debt  securities  that the issuer must repay  upon  demand.  Other  demand  instruments  require a third party,  such as a dealer or bank, to  repurchase  the security for its face  value  upon  demand.  The  Fund  treats  demand  instruments  as short-term  securities,  even though their stated  maturity may extend beyond one year.

   Mortgage Backed Securities
   Mortgage   backed   securities   represent   interests   in  pools  of
   mortgages.  The  mortgages  that comprise a pool normally have similar interest  rates,  maturities  and  other  terms.  Mortgages  may  have
   fixed  or   adjustable   interest   rates.   Interests   in  pools  of
   adjustable rate mortgages are known as ARMs.

   Mortgage  backed  securities  come in a variety  of  forms.  Many have extremely  complicated  terms.  The simplest  form of mortgage  backed securities are  pass-through  certificates.  An issuer of pass-through certificates  gathers  monthly  payments  from an  underlying  pool of mortgages.  Then,  the  issuer  deducts  its  fees  and  expenses  and passes the balance of the payments onto the  certificate  holders once a month.  Holders  of  pass-through  certificates  receive  a pro rata
   share  of  all  payments   and   pre-payments   from  the   underlying
   mortgages.  As a result,  the holders assume all the prepayment  risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests  in  real  estate  mortgage  investment conduits  (REMICs),  allocate  payments  and  prepayments  from  an underlying  pass-through  certificate  among  holders of  different classes of  mortgage  backed  securities.  This  creates  different prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a  sequential  pay  CMO,  one  class  of  CMOs  receives  all principal  payments  and  prepayments.  The  next  class of CMOs receives all  principal  payments  after the first class is paid off.  This  process  repeats for each  sequential  class of CMO.
         As a result,  each  class of  sequential  pay CMOs  reduces  the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More  sophisticated  CMOs include planned  amortization  classes
         (PACs)  and  targeted  amortization  classes  (TACs).  PACs  and
         TACs are issued with  companion  classes.  PACs and TACs receive principal  payments and  prepayments  at a specified  rate.  The companion  classes  receive  principal  payments and prepayments in  excess  of  the  specified  rate.  In  addition,  PACs  will receive the companion classes' share of principal  payments,  if necessary,  to cover a shortfall in the  prepayment  rate.  This helps PACs and TACs to control  prepayment  risks by  increasing the risks to their companion classes.

         IOs and POs
         CMOs may  allocate  interest  payments  to one  class  (Interest
         Only  or  IOs)  and   principal   payments   to  another   class
         (Principal   Only  or  POs).   POs   increase   in  value   when
         prepayment  rates increase.  In contrast,  IOs decrease in value when  prepayments  increase,  because the  underlying  mortgages
         generate  less   interest   payments.   However,   IOs  tend  to
         increase  in value when  interest  rates  rise (and  prepayments decrease),  making  IOs a useful  hedge  against  interest  rate risks.

         Floaters and Inverse Floaters
         Another  variant   allocates   interest   payments  between  two
         classes  of  CMOs.  One  class  (Floaters)  receives  a share of interest  payments  based  upon a market  index  such as  LIBOR.
         The  other  class  (Inverse  Floaters)  receives  any  remaining
         interest  payments  from  the  underlying   mortgages.   Floater
         classes  receive  more  interest  (and Inverse  Floater  classes
         receive   correspondingly   less  interest)  as  interest  rates
         rise.  This shifts  prepayment  and interest rate risks from the
         Floater  to  the  Inverse  Floater  class,  reducing  the  price volatility  of  the  Floater  class  and  increasing  the  price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must  allocate all payments  received  from the  underlying mortgages to some class.  To capture any  unallocated  payments,
         CMOs  generally  have an  accrual  (Z)  class.  Z classes do not receive any payments  from the  underlying  mortgages  until all other  CMO  classes  have been  paid  off.  Once  this  happens, holders of Z class CMOs receive all  payments  and  prepayments.
         Similarly,  REMICs  have  residual  interests  that  receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased  prepayment  risks  depends upon the structure of the CMOs.  However,  the actual  returns on any type of  mortgage  backed  security  depend  upon the  performance  of the underlying pool of mortgages,  which no one can predict and will vary among pools.

   Asset Backed Securities
   Asset backed  securities are payable from pools of  obligations  other than  mortgages.  Most asset  backed  securities  involve  consumer or commercial  debts with  maturities  of less than ten  years.  However, almost any type of fixed income assets  (including  other fixed income securities)  may be used to create  an asset  backed  security.  Asset backed  securities may take the form of commercial  paper,  notes,  or pass through  certificates.  Asset backed  securities  have prepayment risks.  Like CMOs,  asset backed  securities  may be  structured  like
   Floaters, Inverse Floaters, IOs and POs.

   Bank Instruments
   Bank   instruments  are  unsecured   interest  bearing  deposits  with
   banks.  Bank  instruments   include  bank  accounts,   time  deposits,
   certificates   of   deposit   and   banker's    acceptances.    Yankee
   instruments  are  denominated  in  U.S.  dollars  and  issued  by U.S.
   branches of foreign  banks.  Eurodollar  instruments  are  denominated in U.S.  dollars  and issued by  non-U.S.  branches of U.S. or foreign banks.

   Zero Coupon Securities
   Zero coupon  securities  do not pay interest or principal  until final maturity  unlike debt  securities  that provide  periodic  payments of interest  (referred  to  as a  coupon  payment).  Investors  buy  zero coupon  securities  at a price below the amount  payable at  maturity.
   The  difference  between  the  purchase  price and the amount  paid at maturity  represents  interest on the zero coupon security.  Investors must wait until  maturity to receive  interest  and  principal,  which increases the market and credit risks of a zero coupon security.

   There are many  forms of zero  coupon  securities.  Some are issued at
   a  discount   and  are   referred   to  as  zero   coupon  or  capital
   appreciation  bonds.  Others are created from  interest  bearing bonds by  separating  the right to receive the bond's  coupon  payments from the right to receive the bond's  principal due at maturity,  a process known  as  coupon  stripping.  Treasury  STRIPs,  IOs  and POs are the most common  forms of stripped  zero coupon  securities.  In addition, some  securities  give the issuer  the  option to  deliver  additional securities  in place of cash  interest  payments,  thereby  increasing
   the  amount   payable  at   maturity.   These  are   referred   to  as
   pay-in-kind or PIK securities.

Convertible Securities
Convertible  securities are fixed income  securities  that a Fund has the option to  exchange  for  equity  securities  at a  specified  conversion price.  The option allows the Fund to realize  additional  returns if the market  price of the equity  securities  exceeds  the  conversion  price.
For  example,  the  Fund  may  hold  fixed  income  securities  that  are convertible  into  shares of common  stock at a  conversion  price of $10 per share.  If the market  value of the  shares of common  stock  reached
$12,  the Fund could  realize an  additional  $2 per share by  converting its fixed income securities.

Convertible  securities  have lower yields than  comparable  fixed income securities.  In addition,  at the time a  convertible  security is issued the conversion  price exceeds the market value of the  underlying  equity securities.  Thus,  convertible  securities  may  provide  lower  returns
than  non-convertible   fixed  income  securities  or  equity  securities
depending   upon   changes  in  the  price  of  the   underlying   equity
securities.  However,  convertible  securities permit the Fund to realize some of the potential  appreciation of the underlying  equity  securities with less risk of losing its  initial  investment.  The Equity  Funds may invest in  commercial  paper rated  below  investment  grade.  See "Risks
Associated with Non-investment Grade Securities" herein.

The Funds treat  convertible  securities  as both fixed income and equity securities  for  purposes of its  investment  policies  and  limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt  securities  are fixed  income  securities  that pay  interest that is not subject to regular federal income taxes.  Typically,  states, counties,  cities and other political  subdivisions and authorities issue tax exempt  securities.  The market  categorizes tax exempt securities by their source of repayment.

   Variable Rate Demand Instruments
   Variable  rate  demand  instruments  are tax  exempt  securities  that require  the  issuer or a third  party,  such as a dealer or bank,  to
   repurchase   the  security  for  its  face  value  upon  demand.   The
   securities  also pay  interest  at a variable  rate  intended to cause the  securities  to trade at their face value.  The Funds treat demand
   instruments   as  short-term   securities,   because  their   variable
   interest  rate  adjusts in response to changes in market  rates,  even though their stated maturity may extend beyond thirteen months.

Foreign Securities
Foreign  securities  are  securities  of issuers based outside the United
States.  The Funds  consider  an issuer to be based  outside  the  United
States if:

|     it is  organized  under  the laws  of,  or has a  principal  office located in, another country;

|     the  principal  trading  market  for its  securities  is in another country; or

|     it (or its  subsidiaries)  derived in its most current  fiscal year at least 50% of its total  assets,  capitalization,  gross  revenue or profit  from  goods  produced,  services  performed,  or sales made in another country.

Foreign  securities  are  primarily  denominated  in foreign  currencies.
Along with the risks  normally  associated  with  domestic  securities of the same type,  foreign  securities  are  subject to  currency  risks and risks of foreign  investing.  Trading in certain  foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary  receipts  represent  interests  in  underlying  securities issued by a foreign  company.  Depositary  receipts  are not traded in the same market as the  underlying  security.  The foreign  securities underlying  American  Depositary  Receipts  (ADRs)  are  traded in the
   United  States.  ADRs  provide a way to buy  shares  of  foreign-based companies  in the  United  States  rather  than in  overseas  markets.
   ADRs  are  also  traded  in U.S.  dollars,  eliminating  the  need for foreign exchange transactions.

Derivative Contracts
Derivative  contracts are  financial  instruments  that require  payments
based  upon  changes  in  the  values  of  designated   (or   underlying)
securities,   currencies,   commodities,   financial   indices  or  other
assets.  Some  derivative  contracts  (such  as  futures,   forwards  and
options)  require  payments  relating  to a future  trade  involving  the underlying  asset.  Other  derivative  contracts  (such as swaps) require payments  relating to the income or returns  from the  underlying  asset.
The  other  party  to  a   derivative   contract  is  referred  to  as  a
counterparty.

Many  derivative  contracts  are  traded  on  securities  or  commodities exchanges.  In  this  case,  the  exchange  sets  all  the  terms  of the contract  except for the price.  Investors  make payments due under their contracts  through the  exchange.  Most  exchanges  require  investors to maintain margin  accounts  through their brokers to cover their potential obligations  to the  exchange.  Parties to the contract make (or collect)
daily  payments to the margin  accounts  to reflect  losses (or gains) in
the  value  of  their   contracts.   This  protects   investors   against
potential   defaults  by  the  counterparty.   Trading  contracts  on  an
exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

For  example,  the Fund could close out an open  contract to buy an asset at a future  date by  entering  into an  offsetting  contract to sell the same asset on the same date.  If the  offsetting  sale price is more than the original  purchase  price,  the Fund  realizes a gain; if it is less, the  Fund  realizes  a loss.  Exchanges  may  limit  the  amount  of open contracts  permitted  at any one time.  Such  limits may prevent the Fund from  closing  out  a  position.  If  this  happens,  the  Fund  will  be required  to keep the  contract  open (even if it is losing  money on the contract),  and to make any payments  required  under the contract  (even if it has to  sell  portfolio  securities  at  unfavorable  prices  to do
so).  Inability  to close  out a  contract  could  also  harm the Fund by preventing  it from  disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts  over-the-counter  (OTC) in
transactions    negotiated    directly   between   the   Fund   and   the
counterparty.  OTC contracts do not  necessarily  have standard terms, so they cannot be directly  offset with other OTC  contracts.  In  addition,
OTC  contracts  with  more  specialized  terms may be more  difficult  to price than exchange traded contracts.

Depending   upon  how  the  Fund  uses   derivative   contracts  and  the
relationships  between the market value of a derivative  contract and the underlying  asset,  derivative  contracts  may  increase  or  decrease  a
Fund's  exposure to market and  currency  risks,  and may also expose the
Fund to  liquidity  and leverage  risks.  OTC  contracts  also expose the
Fund to credit  risks in the event that a  counterparty  defaults  on the contract.

The Funds (other than the  Underlying  Money  Market  Funds) may trade in the following types of derivative contracts.

   Futures Contracts
   Futures  contracts  provide  for  the  future  sale by one  party  and purchase  by  another  party of a  specified  amount of an  underlying
   asset  at  a  specified  price,  date,  and  time.   Entering  into  a
   contract  to  buy an  underlying  asset  is  commonly  referred  to as buying a contract or holding a long  position  in the asset.  Entering into a contract to sell an  underlying  asset is commonly  referred to as  selling a  contract  or  holding a short  position  in the  asset.
   Futures  contracts are considered to be commodity  contracts.  Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell  financial futures  contracts.  Large Cap Value
   Fund II and  certain  Underlying  Funds  (Mid Cap Stock Fund and Large
   Cap Value Fund) may also buy/sell stock index futures contracts.

   Options
   Options  are  rights  to  buy  or  sell  an  underlying  asset  for  a specified  price  (the  exercise  price)  during,  or at the end of, a specified  period.  A call option  gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer) of the option.
   A put option gives the holder the right to sell the  underlying  asset to the  writer of the  option.  The  writer of the  option  receives a
   payment,   or  premium,   from  the  buyer,  which  the  writer  keeps
   regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call  options on portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

|     Buy put  options  on  portfolio  securities  in  anticipation  of a decrease in the value of the underlying asset.

   Each Fund may also  write call  options  on all or any  portion of its
   portfolio   securities   and  on  financial  or  stock  index  futures
   contracts (as  permitted)  to generate  income from  premiums,  and in anticipation  of a decrease or only  limited  increase in the value of the  underlying  asset.  If a call  written by the Fund is  exercised, the Fund  foregoes any possible  profit from an increase in the market price  of the  underlying  asset  over  the  exercise  price  plus the premium received.

   Each  Fund may also  write  put  options  on all or a  portion  of its
   portfolio   securities   and  on  financial  or  stock  index  futures
   contracts (as  permitted)  to generate  income from  premiums,  and in anticipation  of an increase or only limited  decrease in the value of the underlying  asset. In writing puts,  there is a risk that the Fund may be required  to take  delivery  of the  underlying  asset when its current market price is lower than the exercise price.

   When  the  Fund  writes  options  on  futures  contracts,  it  will be subject to margin  requirements  similar  to those  applied to futures contracts.

Special Transactions

   Repurchase Agreements
   Repurchase  agreements  are  transactions  in which  the  Fund  buys a security  from a dealer or bank and agrees to sell the  security  back at a  mutually  agreed  upon  time and  price.  The  repurchase  price
   exceeds  the  sale  price,   reflecting   the  Fund's  return  on  the
   transaction.  This return is  unrelated  to the  interest  rate on the underlying  security.  A Fund will  enter into  repurchase  agreements only with banks and other recognized financial  institutions,  such as securities dealers, deemed creditworthy by the Adviser.

   The Funds'  custodian  or  subcustodian  will take  possession  of the
   securities   subject  to   repurchase   agreements.   The  Adviser  or
   subcustodian  will monitor the value of the  underlying  security each day to  ensure  that  the  value  of the  security  always  equals  or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase  agreements are repurchase  agreements in which the
   Fund is the  seller  (rather  than the buyer) of the  securities,  and agrees  to  repurchase  them at an  agreed  upon  time  and  price.  A reverse  repurchase  agreement may be viewed as a type of borrowing by
   the  Fund.  Reverse  repurchase   agreements  are  subject  to  credit
   risks.  In addition,  reverse  repurchase  agreements  create leverage risks because the Fund must  repurchase the  underlying  security at a higher  price,  regardless  of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed  delivery  transactions,  including when issued  transactions, are  arrangements  in which the Fund buys  securities for a set price, with payment and  delivery of the  securities  scheduled  for a future time.  During the period between  purchase and settlement,  no payment is made by the  Fund to the  issuer  and no  interest  accrues  to the
   Fund.  The Fund  records  the  transaction  when it  agrees to buy the securities and reflects  their value in  determining  the price of its shares.  Settlement  dates may be a month or more after  entering into these  transactions  so  that  the  market  values  of the  securities
   bought  may  vary  from  the  purchase  prices.   Therefore,   delayed
   delivery  transactions  create  interest  rate  risks  for  the  Fund.
   Delayed delivery  transactions  also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other  delayed  delivery  transactions,  a seller agrees to issue a TBA  security at a future  date.  However,  the seller does not specify the  particular  securities to be  delivered.  Instead, the Fund  agrees  to  accept  any  security  that  meets  specified terms.  For example,  in a TBA  mortgage  backed  transaction,  the
      Fund and the seller  would  agree upon the  issuer,  interest  rate and  terms  of the  underlying  mortgages.  The  seller  would  not identify  the  specific  underlying  mortgages  until it issues the security.  TBA mortgage backed  securities  increase  interest rate risks because the  underlying  mortgages may be less favorable than anticipated by the Fund.

   Securities Lending
   The Fund may lend  portfolio  securities to borrowers that the Adviser deems  creditworthy.  In  return,  the Fund  receives  cash or  liquid
   securities  from  the  borrower  as  collateral.   The  borrower  must
   furnish  additional  collateral  if the  market  value  of the  loaned securities  increases.  Also,  the  borrower  must  pay the  Fund  the equivalent  of any  dividends  or  interest  received  on  the  loaned securities.

   The Fund will reinvest cash  collateral in securities  that qualify as an  acceptable  investment  for the Fund.  However,  the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are  subject  to  termination  at the  option of the Fund or the borrower.  The Fund  will not  have  the  right to vote on  securities while they are on loan, but it will  terminate a loan in  anticipation
   of  any  important   vote.  The  Fund  may  pay   administrative   and
   custodial  fees in  connection  with a loan  and may pay a  negotiated
   portion  of  the  interest   earned  on  the  cash   collateral  to  a
   securities lending agent or broker.

   Securities  lending  activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its  obligations  in  connection  with  derivatives contracts  or  special  transactions,  the Fund  will  either  own the underlying assets,  enter into an offsetting  transaction or set aside readily  marketable  securities  with a value  that  equals or exceeds
   the   Fund's   obligations.   Unless   the  Fund  has  other   readily
   marketable  assets  to set  aside,  it  cannot  trade  assets  used to
   secure  such   obligations   without   entering   into  an  offsetting
   derivative  contract or  terminating a special  transaction.  This may cause the Fund to miss favorable  trading  opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds, and each  Underlyling  Fund, may invest in securities of other investment  companies,  including  the  securities  of  affiliated  money market  funds,  as an efficient  means of carrying  out their  investment policies and managing their uninvested  cash.  Moderate Growth II intends to invest  substantially  all its assets in Underlying  Funds in order to achieve its investment goals.

INVESTMENT RISKS
=========================================================================

There are many factors which may affect an  investment in the Funds.  The
Funds'  principal risks are described in the prospectus.  Additional risk factors are outlined below.

Stock Market Risks
The  value of  equity  securities  in a Fund's  portfolio  will  rise and fall.  These  fluctuations  could  be a  sustained  trend  or  a  drastic
movement.   A  Fund's   portfolio  will  reflect  changes  in  prices  of
individual  portfolio  stocks or  general  changes  in stock  valuations.
Consequently, the Fund's share price may decline.

The  Adviser  and  subadviser  each  attempts  to manage  market  risk by
limiting   the  amount  the  Fund  invests  in  each   company's   equity
securities.  However,  diversification  will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar  characteristics  may be grouped together in broad categories  called  sectors.  Sector  risk  is  the  possibility  that  a certain sector may  underperform  other sectors or the market as a whole.
As the  Adviser  allocates  more  of a  Fund's  portfolio  holdings  to a particular  sector, a Fund's  performance will be more susceptible to any economic,  business or other  developments  which  generally  affect that sector.

Liquidity Risks
Trading  opportunities  are more limited for equity  securities  that are not  widely  held.  This  may  make  it more  difficult  to sell or buy a security at a favorable  price or time.  Consequently,  the Fund may have to accept a lower  price to sell a  security,  sell other  securities  to raise  cash or give up an  investment  opportunity,  any of  which  could have a negative effect on the Fund's  performance.  Infrequent trading of securities may also lead to an increase in their price volatility.

Trading  opportunities  are more limited for fixed income securities that have not  received  any  credit  ratings,  have  received  ratings  below investment grade or are not widely held.

Trading  opportunities  are more limited for CMOs that have complex terms or that are not widely held.  These  features may make it more  difficult to sell or buy a security  at a  favorable  price or time.  Consequently, the Fund  may have to  accept  a lower  price  to sell a  security,  sell other  securities  to raise  cash or give up an  investment  opportunity, any of which  could  have a negative  effect on the  Fund's  performance.
Infrequent  trading of  securities  may also lead to an increase in their price volatility.

Liquidity  risk also refers to the  possibility  that the Fund may not be able to sell a  security  or  close  out a  derivative  contract  when it wants to. If this  happens,  the Fund will be  required  to  continue  to hold the  security or keep the  position  open,  and the Fund could incur losses.

OTC  derivative  contracts  generally  carry greater  liquidity risk than exchange-traded contracts.

Risks Related to Investing for Growth
Due to their  relatively  high  valuations,  growth  stocks are typically more  volatile than value  stocks.  For  instance,  the price of a growth stock may  experience a larger  decline on a forecast of lower  earnings, a negative  fundamental  development,  or an adverse market  development.
Further,  growth stocks may not pay dividends or may pay lower  dividends than value  stocks.  This means they  depend  more on price  changes  for returns and may be more adversely  affected in a down market  compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their  relatively low valuations,  value stocks are typically less volatile than growth  stocks.  For  instance,  the price of a value stock may  experience a smaller  increase on a forecast of higher  earnings,  a
positive  fundamental   development,   or  positive  market  development.
Further,   value  stocks  tend  to  have  higher  dividends  than  growth stocks.  This means they  depend  less on price  changes  for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally,  the  smaller  the market  capitalization  of a  company,  the fewer the number of shares  traded  daily,  the less liquid its stock and the more volatile its price. For example,  medium  capitalization  stocks may be less liquid and more  volatile  than stocks of larger,  well-known
companies.   Market  capitalization  is  determined  by  multiplying  the number of its outstanding shares by the current market price per share.

Companies  with  smaller  market   capitalizations   also  tend  to  have
unproven  track  records,  a limited  product or service base and limited access to  capital.  These  factors  also  increase  risks and make these
companies   more  likely  to  fail  than  companies  with  larger  market capitalizations.

Currency Risks
Exchange  rates  for  currencies  fluctuate  daily.  The  combination  of currency  risk  and  market  risk  tends  to make  securities  traded  in foreign markets more volatile than securities  traded  exclusively in the
U.S.

The Adviser  attempts to manage  currency risk by limiting the amount the
Fund  invests  in  securities   denominated  in  a  particular  currency.
However,  diversification  will not  protect  the Fund  against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The  Euro is the new  single  currency  of the  European  Monetary  Union
(EMU).  With the advent of the Euro, the  participating  countries in the
EMU can no longer follow independent  monetary  policies.  This may limit these  countries'  ability to respond to economic  downturns or political
upheavals,   and   consequently   reduce  the  value  of  their   foreign
government securities.

Risks of Foreign Investing
Foreign  securities  pose additional  risks because  foreign  economic or political  conditions  may be less  favorable  than  those of the  United
States.  Securities  in foreign  markets  may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign  companies  may  not  provide  information  (including  financial statements)  as  frequently  or to as great an extent as companies in the
United  States.  Foreign  companies  may also receive less  coverage than
United States  companies by market  analysts and the financial  press. In addition,  foreign  countries may lack uniform  accounting,  auditing and financial  reporting standards or regulatory  requirements  comparable to those  applicable to U.S.  companies.  These factors may prevent the Fund and its Adviser from obtaining  information  concerning foreign companies
that  is  as  frequent,   extensive  and  reliable  as  the   information
available concerning companies in the United States.

Foreign   countries  may  have   restrictions  on  foreign  ownership  of
securities or may impose  exchange  controls,  capital flow  restrictions or repatriation  restrictions  which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign  securities,  its share price may be more affected by foreign economic and political  conditions,  taxation policies,  and accounting and auditing  standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an  investment  exposes the Fund to a level of risk that  exceeds the amount  invested.  Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed  income  securities  rise and fall in response to changes in  the  interest  rate  paid  by  similar  securities.  Generally,  when interest rates rise,  prices of fixed income  securities  fall.  However,
market  factors,   such  as  the  demand  for  particular   fixed  income
securities,  may cause the price of certain  fixed income  securities  to fall while the prices of other securities rise or remain unchanged.

Interest  rate  changes  have a  greater  effect  on the  price  of fixed income  securities  with longer  durations.  Duration  measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit  risk  is  the  possibility  that  an  issuer  will  default  on a security by failing to pay interest or  principal  when due. If an issuer defaults, the Fund will lose money.

Many fixed income  securities  receive  credit ratings from services such as Standard & Poor's and Moody's Investor  Services,  Inc. These services assign  ratings to  securities  by  assessing  the  likelihood  of issuer default.  Lower credit  ratings  correspond  to higher  credit risk. If a security  has not  received a rating,  the Fund must rely  entirely  upon the Adviser's credit assessment.

Fixed income securities  generally  compensate for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S.  Treasury  security  with a comparable maturity  (the spread)  measures the  additional  interest paid for risk.
Spreads  may  increase  generally  in  response  to adverse  economic  or
market  conditions.   A  security's  spread  may  also  increase  if  the
security's  rating is lowered,  or the  security is  perceived to have an increased  credit  risk.  An  increase in the spread will cause the price of the security to decline.

Credit  risk  includes  the  possibility  that a party  to a  transaction involving  the Fund will fail to meet its  obligations.  This could cause the Fund to lose the  benefit  of the  transaction  or  prevent  the Fund from  selling or buying other  securities  to  implement  its  investment strategy.

Call Risks
Call risk is the  possibility  that an issuer may  redeem a fixed  income security  before  maturity (a call) at a price  below its current  market
price.   An  increase  in  the  likelihood  of  a  call  may  reduce  the security's price.

If a fixed income  security is called,  the Fund may have to reinvest the proceeds in other fixed  income  securities  with lower  interest  rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally,  homeowners  have the option to prepay their  mortgages at any time without  penalty.  Homeowners  frequently  refinance  high  interest rate mortgages  when mortgage rates fall.  This results in the prepayment of mortgage backed  securities  with higher  interest rates.  Conversely, prepayments  due to  refinancings  decrease when mortgage rates increase.
This extends the life of mortgage  backed  securities with lower interest rates.  Other  economic  factors can also lead to  increases or decreases in  prepayments.  Increases in prepayments of high interest rate mortgage backed  securities,  or decreases in  prepayments  of lower interest rate mortgage  backed  securities,  may reduce  their  yield and price.  These
factors,   particularly  the  relationship  between  interest  rates  and mortgage  prepayments  makes the price of mortgage backed securities more
volatile  than  many  other  types  of  fixed  income   securities   with
comparable credit risks.

Mortgage backed securities  generally  compensate for greater  prepayment risk by paying a higher  yield.  The  difference  between  the yield of a mortgage backed security and the yield of a U.S.  Treasury  security with a comparable  maturity  (the spread)  measures  the  additional  interest paid for risk.  Spreads  may  increase  generally  in response to adverse economic or market  conditions.  A  security's  spread may also  increase if the  security is perceived  to have an  increased  prepayment  risk or perceived  to have less  market  demand.  An  increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest  the  proceeds of mortgage  prepayments  in
other  fixed  income   securities  with  lower  interest  rates,   higher
prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The  convertible  securities  in which the Funds may  invest may be rated below  investment  grade.  Convertible  securities rated below investment grade may be  subject to the same risks as those  inherent  in  corporate debt  obligations that are rated below  investment  grade,  also known as junk  bonds.  Junk bonds  generally  entail  greater  market,  credit and liquidity  risks than investment  grade  securities.  For example,  their prices are more volatile,  economic  downturns and financial setbacks may affect  their prices more  negatively,  and their  trading  market may be more limited.

Risks Associated with Complex CMOs
CMOs  with  complex  or  highly  variable   prepayment   terms,  such  as
companion  classes,  IOs, POs, Inverse Floaters and residuals,  generally
entail  greater  market,   prepayment  and  liquidity  risks  than  other
mortgage backed securities.  For example,  their prices are more volatile and their trading market may be more limited.

STATE INSURANCE REGULATIONS


The Funds are  intended  to be  funding  vehicles  for  variable  annuity contracts  and  variable  life  insurance  policies  offered  by  certain insurance  companies.  The  contracts  will seek to be offered in as many jurisdictions as possible.  Certain states have  regulations  concerning,
among  other  things,   the  concentration  of  investments,   sales  and
purchases  of  futures  contracts,  and  short  sales of  securities.  If applicable,  the Funds may be limited in their  ability to engage in such investments  and to manage their  portfolios  with  desired  flexibility.
The  Funds  will  operate  in  material  compliance  with the  applicable insurance laws and  regulations of each  jurisdiction  in which contracts will be offered by the insurance companies which invest in the Funds.

VARIABLE ASSET REGULATIONS

The  Funds  are also  subject  to  variable  contract  asset  regulations prescribed by the U.S.  Treasury  Department  under Section 817(h) of the
Internal   Revenue  Code.   After  a  one  year  start-up   period,   the
regulations  generally  require  that,  as of the  end of  each  calendar quarter  or  within  30 days  thereafter,  no more  than 55% of the total assets of each Fund may be  represented  by any one  investment,  no more than 70% of the total assets of each Fund may be  represented  by any two investments,  no more  than 80% of the  total  assets of each Fund may be represented by any three  investments,  and no more than 90% of the total assets  of each  Fund  may be  represented  by any four  investments.  In
applying  these  diversification   rules,  all  securities  of  the  same
issuer,  all  interests  of  the  same  real  property  project  and  all
interests   in  the  same   commodity   are  each  treated  as  a  single
investment.  In  the  case  of  government  securities,  each  government agency or  instrumentality  shall be  treated as a  separate  issuer.  If
the  Funds  fail  to  achieve   the   diversification   required  by  the
regulations,  and unless  relief is obtained  from the  Internal  Revenue
Service,  the  contracts  invested  in the Fund  will not be  treated  as annuity, endowment, or life insurance contracts.

FUNDAMENTAL INVESTMENT OBJECTIVES
=========================================================================

The Large  Cap  Growth  Fund  II's  investment  objective  is to  provide capital appreciation.

The  Large  Cap  Value  Fund  II's  investment  objective  is to  provide capital  appreciation.  Current  income is a  secondary,  non-fundamental investment consideration.

The  Moderate  Growth Fund II's  investment  objective is to seek capital growth. Income is a secondary objective.

Unless otherwise stated above,  all of the investment  objectives  listed above are  fundamental.  The  investment  objective may not be changed by the Funds' Trustees without shareholder approval.


INVESTMENT LIMITATIONS
=========================================================================

Each Fund may, in the future, seek to achieve the Fund's investment objectives by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment
Company Act of 1940 (1940 Act), any rule or order thereunder, or any
SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under
circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The  Funds  may not  purchase  or sell real  estate,  provided  that this restriction  does not prevent the Funds from  investing in issuers  which invest,  deal,  or  otherwise  engage in  transactions  in real estate or interests  therein,  or investing in securities  that are secured by real estate or interests  therein.  The Funds may exercise  their rights under agreements  relating to such  securities,  including the right to enforce security  interests  and hold  real  estate  acquired  by  reason of such enforcement  until  that real  estate  can be  liquidated  in an  orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in
commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the
concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the
1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10%
of the outstanding voting securities of that issuer.

The above  limitations  cannot be changed unless  authorized by the Board of Trustees  (Board)  and by the "vote of a majority  of its  outstanding
voting   securities,"   as  defined  by  the  1940  Act.  The   following
limitations,  however,  may be changed by the Board  without  shareholder approval.  Shareholders  will be notified  before any material  change in these limitations becomes effective.

Buying on Margin
The Funds will not purchase securities on margin, provided that the
Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities.  Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law.  Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The Funds  will not  purchase  securities  for which  there is no readily available  market,  or enter into repurchase  agreements or purchase time deposits  maturing in more than seven days, if  immediately  after and as a result,  the value of such securities  would exceed,  in the aggregate,
15% of the Fund's net assets.

Pledging Assets

The  Funds  will  not  mortgage,  pledge,  or  hypothecate  any of  their
assets,   provided   that  this  shall  not  apply  to  the  transfer  of
securities  in   connection   with  any   permissible   borrowing  or  to
collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that their investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds'
investment adviser. In addition, Moderate Growth II intends to invest substantially all of its assets in Underlying Funds managed by Moderate
Growth II's investment adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank
instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds'
total assets in any one industry will constitute "concentration."

Except with respect to borrowing  money,  if a percentage  limitation  is adhered to at the time of  investment,  a later  increase  or decrease in percentage  resulting  from any  change in value or net  assets  will not result in a  violation  of such  restriction.  Only the Large Cap  Growth
Fund II has any  present  intent to  borrow  money in excess of 5% of the value of its net assets during the coming fiscal year.

For  purposes  of  its  policies  and  limitations,  the  Funds  consider certificates  of deposit  and demand and time  deposits  issued by a U.S.
branch of a domestic  bank or savings and loan having  capital,  surplus,
and  undivided   profits  in  excess  of  $100,000,000  at  the  time  of
investment to be "cash items."


The Underlying Funds in which Moderate Growth Fund II may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing Moderate Growth
Fund II to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.


Portfolio Turnover

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities.  The
Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

DETERMINING MARKET VALUE OF SECURITIES
=========================================================================

Market  values of the  Funds'  portfolio  securities  are  determined  as follows:

|     for  equity  securities,  according  to the last sale  price in the
  market  in  which  they  are  primarily   traded   (either  a  national
  securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity  securities,  according to the mean between the last closing bid and asked prices;

|     futures  contracts  and  options  are  generally  valued  at market values  established  by the  exchanges  on which they are traded at the
  close  of   trading   on  such   exchanges.   Options   traded  in  the
  over-the-counter  market are  generally  valued  according  to the mean between  the  last bid and the  last  asked  price  for the  option  as provided by an investment  dealer or other financial  institution  that deals in the  option.  The  Board  may  determine  in good  faith  that another  method of valuing  such  investments  is necessary to appraise their fair market value;

|     for fixed  income  securities,  according  to the mean  between bid and asked  prices  as  furnished  by an  independent  pricing  service, except that fixed income  securities with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost;

|     for  shares of other  mutual  funds,  at their net asset  value per share; and

|     for all  other  securities  at fair  value  as  determined  in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be completed at times which vary from the  closing of the New York Stock  Exchange  (NYSE).  In  computing  its
NAV, the Fund values  foreign  securities at the latest  closing price on the  exchange on which they are traded  immediately  prior to the closing of the  NYSE.  Certain  foreign  currency  exchange  rates  may  also  be determined  at the latest rate prior to the closing of the NYSE.  Foreign
securities  quoted  in  foreign   currencies  are  translated  into  U.S.
dollars at current rates.  Occasionally,  events that affect these values and  exchange  rates  may  occur  between  the  times at  which  they are determined  and  the  closing  of the  NYSE.  If such  events  materially affect  the  value  of  portfolio  securities,  these  securities  may be valued at their  fair  value as  determined  in good  faith by the Funds'
Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
=========================================================================

Each Fund's net asset value  (NAV) per Share  fluctuates  and is based on the market value of all securities and other assets of the Fund.

HOW ARE THE FUNDS SOLD?
=========================================================================

Under  the   Distributor's   Contract  with  the  Fund,  the  Distributor
(Federated   Securities   Corp.)   offers   Shares   on   a   continuous,
best-efforts basis.

RULE 12B-1 PLANS
As  compensation  type plans,  the Rule 12b-1  Plans are  designed to pay the  Distributor  (who  may  then pay  investment  professionals  such as banks  (including  M&T Bank and its  affiliates),  broker/dealers,  trust departments of banks, and registered  investment  advisers) for marketing
activities    (such   as   advertising,    printing   and    distributing
prospectuses,  and providing  incentives to investment  professionals) to promote  sales of Shares so that  overall Fund assets are  maintained  or increased.  This helps the Funds achieve  economies of scale,  reduce per share  expenses,  and provide cash for orderly  portfolio  management and
Share  redemptions.  In  addition,  the  Funds'  service  providers  that receive  asset-based  fees also  benefit from stable or  increasing  Fund assets.

The Funds may  compensate  the  Distributor  more or less than its actual expenses.  In no  event  will  the  Fund  pay  for  any  expenses  of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

SUPPLEMENTAL PAYMENTS
Investment  professionals  may be  paid  fees  out of the  assets  of the
Distributor  (but not out of Fund  assets) or  Adviser.  The  Distributor may be reimbursed by the Adviser or its affiliates.

Investment    professionals    receive    such    fees   for    providing
distribution-related  or shareholder  services such as sponsoring  sales, providing sales literature,  conducting  training seminars for employees, and engineering  sales-related  computer  software  programs and systems.
Also,   investment   professionals   may  be  paid  cash  or  promotional
incentives,  such  as  reimbursement  of  certain  expenses  relating  to attendance  at  informational  meetings  about the Fund or other  special events  at  recreational-type  facilities,  or items of  material  value.
These  payments  will be based upon the  amount of Shares the  investment professional  sells or may sell  and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES
=========================================================================

Certain  participating  insurance  companies may wish to use the transfer agent's  subaccounting  system to minimize their  internal  recordkeeping requirements.  The transfer  agent may charge a fee based on the level of
subaccounting  services  rendered.   Participating   insurance  companies
holding Shares in a fiduciary,  agency,  custodial,  or similar  capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related  to the  ownership  of Shares.  This information  should,  therefore,  be read  together  with  any  agreement between the customer and the  participating  insurance  company about the
services  provided,   the  fees  charged  for  those  services,  and  any
restrictions and limitations imposed.

REDEMPTION IN KIND
=========================================================================

Although  each  Fund  intends  to  pay  Share  redemptions  in  cash,  it reserves the right, as described  below,  to pay the redemption  price in whole or in part by a distribution of a Fund's portfolio securities.

Because  the Funds have  elected to be  governed  by Rule 18f-1 under the
Investment  Company  Act of 1940,  each  Fund is  obligated  to pay Share redemptions  to any one  shareholder  in cash  only up to the  lesser  of
$250,000 or 1% of the net assets  represented  by such Share class during any 90-day period.

Any Share  redemption  payment  greater  than this amount will also be in cash unless the Funds' Board  determines  that payment should be in kind.
In such a case,  the Fund will pay all or a portion of the  remainder  of the  redemption  in portfolio  securities,  valued in the same way as the
Fund  determines its NAV. The portfolio  securities will be selected in a manner  that the  Funds'  Board  deems  fair and  equitable  and,  to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash  redemption.  If redemption is made in kind,  shareholders  receiving  the portfolio  securities  and
selling  them  before  their   maturity   could  receive  less  than  the
redemption  value of the securities  and could incur certain  transaction costs.

ACCOUNT AND SHARE INFORMATION
=========================================================================

VOTING RIGHTS
The insurance  company separate  accounts,  as shareholders of the Funds, will vote the Fund  Shares  held in their  separate  accounts at meetings of the  shareholders.  Voting  will be in  accordance  with  instructions received from  contract  owners of the separate  accounts,  as more fully outlined in the prospectus of the separate account.

Each  Share  of  a  Fund  gives  the  shareholder  one  vote  in  Trustee elections and other matters submitted to shareholders for vote.

All  Shares  of the  Trust  have  equal  voting  rights,  except  that in matters  affecting only a particular  Fund or class,  only Shares of that
Fund or class are entitled to vote.

Trustees  may be  removed  by the Board or by  shareholders  at a special meeting.  A special meeting of  shareholders  will be called by the Board upon the  written  request  of  shareholders  who own at least 10% of the
Trust's outstanding shares of all series entitled to vote.


As of  April  4,  2003,  the  following  shareholders  owned  of  record, beneficially, or both, 5% or more of outstanding Shares:

--------------------------------------------------------------------------
Fund                      Shareholder Name            Percentage Owned
                          ---------------------------
                          Address
Large Cap Growth Fund II  Nationwide        Insurance 55.78%
                          Company,  Attn:  Pam Smith,
                          Columbus, OH                44.21%
                          Nationwide        Insurance
                          Company,  c/o IPO Portfolio
                          Accounting, Columbus, OH
Large Cap Value Fund II   Nationwide        Insurance 50.64%
                          Company,  Attn:  Pam Smith,
                          Columbus, OH                49.35%
                          Nationwide        Insurance
                          Company,  c/o IPO Portfolio
                          Accounting, Columbus, OH
Moderate Growth Fund II   Nationwide        Insurance 100.00%
                          Company,  c/o IPO Portfolio
                          Accounting, Columbus, OH
--------------------------------------------------------------------------

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able to affect  the  outcome of certain  matters  presented  for a vote of shareholders.


TAX INFORMATION
=========================================================================

FEDERAL INCOME TAX
Each Fund intends to meet  requirements  of  Subchapter M of the Internal
Revenue Code  applicable  to  regulated  investment  companies.  If these requirements  are not met, it will not receive  special tax treatment and will be subject to federal income tax.

Each Fund  will be  treated  as a single,  separate  entity  for  federal income tax  purposes so that income  earned and capital  gains and losses realized  by the Trust's  other  portfolios  will be separate  from those realized by the Fund.

Each  Fund  must,  and  intends  to,  comply  with  the   diversification
requirements  imposed by Section  817(h) of the  Internal  Revenue  Code.
For  information  concerning  the  consequence  of a Fund not meeting the
Section 817(h) requirements, see the prospectus of the separate account.

The   Treasury   Department   announced   that  it  would  issue   future
regulations or rulings  addressing the  circumstances in which a variable contract  owner's control of the investments of the separate  account may cause the  contract  owner,  rather  than the  insurance  company,  to be treated as the owner of the assets held by the separate  account.  If the contract owner is considered  the owner of the securities  underlying the separate  account,  income and gains produced by those  securities  would be included  currently in the contract  owner's gross  income.  It is not known what standards will be set forth in the regulations or rulings.

FOREIGN INVESTMENTS
If a Fund purchases  foreign  securities,  their investment income may be subject  to foreign  withholding  or other  taxes  that could  reduce the return on these  securities.  Tax treaties  between the United States and foreign  countries,  however,  may  reduce  or  eliminate  the  amount of foreign taxes to which the Fund would be subject.  The effective  rate of foreign  tax cannot be  predicted  since the amount of Fund  assets to be invested  within  various  countries  is  uncertain.  However,  the Funds intend to  operate  so as to qualify  for  treaty-reduced  tax rates when applicable.

Distributions  from a Fund may be based on  estimates  of book income for the year.  Book income  generally  consists  solely of the coupon  income generated by the portfolio,  whereas  tax-basis  income includes gains or losses  attributable to currency  fluctuation.  Due to differences in the
book  and  tax  treatment  of  fixed-income   securities  denominated  in
foreign  currencies,  it is difficult to project  currency  effects on an interim  basis.  Therefore,  to the  extent  that  currency  fluctuations cannot be anticipated,  a portion of distributions to shareholders  could later be  designated  as a return of  capital,  rather than  income,  for income  tax  purposes,  which  may be of  particular  concern  to  simple trusts.

If a Fund  invests in the stock of  certain  foreign  corporations,  they may constitute  Passive  Foreign  Investment  Companies  (PFIC),  and the
Fund may be subject  to Federal  income  taxes upon  disposition  of PFIC investments.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
=========================================================================

BOARD OF TRUSTEES
The Board is responsible  for managing the Trust's  business  affairs and for  exercising  all the Trust's  powers  except  those  reserved for the shareholders.  The  following  tables give  information  about each Board member and the senior officers of the Funds.  Where required,  the tables separately list Board members who are  "interested  persons" of the Funds
(i.e.,   "Interested"  Board  members)  and  those  who  are  not  (i.e.,
"Independent"  Board members).  Each Board member oversees all portfolios of the Trust and serves for an indefinite  term.  Information  about each
Board  member  is  provided  below  and  includes  each  person's:  name, address,  birthdate,  present position(s) held with the Trust,  principal occupations  for the past  five  years,  other  directorships  held,  and total  compensation  received  as a  Trustee  from the Trust for its most recent  fiscal  year  applicable  to  VISION  Large Cap  Growth  Fund II,
VISION  Large Cap Value  Fund II, and VISION  Managed  Allocation  Fund -
Moderate  Growth II  (December  31,  2002).  The Trust is  composed of 21 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

-------------------------------------------------------------- -------------
Name
Address                                                        ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupations for Past Five          From
Date Service Began    Years and Other Directorships Held          Trust
                    ------------------------------------------ -------------
Mark J. Czarnecki+    Principal Occupations: Executive Vice         $0
--------------------  President, Manufacturers and Traders
Manufacturers and     Trust Company ("M&T Bank"), division
Traders Trust         head for M&T Bank's investment area,
Company               M&T Asset Management.
One M&T Plaza
Buffalo, NY 14203     Other Directorships Held:  None
Birthdate:
November 3, 1955

Trustee

Began serving:
August 2000

______________________________________________________________________________________

+ Mark J.  Czarnecki is  "interested"  due to positions he holds with M&T
Bank, the Funds' adviser.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------- -------------
Name
Address                                                        ------------
--------------------  ---------------------------------------     Total
Birth date                                                     Compensation
Position With Trust   Principal Occupationsfor Past Five           From
Date Service Began    Years and Other Directorships Held          Trust*
Randall I. Benderson   Principal Occupations: President and      $15,000
--------------------  Chief Operating Officer, Benderson
570 Delaware Avenue   Development Company, Inc.
Buffalo, NY           (construction).
Birth date: January
12, 1955              Other Directorships Held: None

Trustee

Began serving:
February 1990

-------------------------------------------------------------- -------------
Joseph J. Castiglia   Principal Occupations: Chairman of the     $15,000
--------------------  Board,  HealthNow New York, Inc.
Roycroft Campus       (health care company) ; Chairman of
21 South Grove        the Board, Catholic Health System of
Street, Suite 291     Western New York (hospitals, long-term
East Aurora, NY       care, home health care); and former
14052                 President, Chief Executive Officer and
Birth date: July      Vice Chairman, Pratt & Lambert United,
20, 1934              Inc. (manufacturer of paints and
                      chemical specialties).
Trustee
                      Other Directorships Held: Energy East
Began serving:        Corp.
February 1988

---------------------
-------------------------------------------------------------- -------------
John S. Cramer       Principal Occupations: Retired              $15,000
4216 Jonathan Lane   President and Chief Executive Officer,
Harrisburg, PA 17110 Pinnacle Health System (health care).
Birth date:
February 22, 1942    Other Directorships Held: None

Trustee

Began serving:
December 2000

-------------------------------------------------------------- -------------
Daniel R. Gernatt,    Principal Occupations: President and       $15,000
Jr.                   CFO, Gernatt Asphalt Products, Inc.;
Richardson & Taylor   Executive Vice President, Dan Gernatt
Hollow Roads          Gravel Products, Inc.; Vice President,
Collins, NY           Country Side Sand & Gravel, Inc.
Birth  date: July
14, 1940              Other Directorships Held: None

Trustee

Began serving:
February 1988

-------------------------------------------------------------- -------------
George K.             Principal Occupations: Retired             $15,000
Hambleton, Jr.        President, Brand Name Sales, Inc.
1003 Admiral's Walk   (catalog showroom operator); Retired
Buffalo, NY           President, Hambleton & Carr, Inc.
Birth date:           (catalog showroom operator).
February 8, 1933
                      Other Directorships Held: None
Trustee

Began serving:
February 1988

*  Reflects compensation received from the Trust by the Trustees for the period of May 1, 2002  through December 31, 2002, which reflects the initial period of operations for the VISION Large Cap Growth Fund II,
VISION Large Cap Value Fund II, and VISION Managed Allocation Fund -
Moderate Growth II.

OFFICERS

-------------------------------------------------------------  -------------

--------------------                                           ------------
                      --------------------------------------
Name                                                              Total
Address                                                        Compensation
Birth date          --Principal Occupations for Past Five          From
Position With Trust   Years and Previous Positions               Trust**
-------------------------------------------------------------  -------------
Edward C. Gonzales    Principal Occupations: President and          $0
--------------------  Executive Vice President of other
Federated Investors   funds distributed by Federated
Tower                 Securities Corp.; Vice Chairman,
Pittsburgh, PA        Federated Investors, Inc.; Trustee,
Birth date: October   Federated Administrative Services.
22, 1930
                      Previous Positions:  Trustee or
Chairman              Director of other funds distributed
                      by Federated Securities Corp.; CEO
                      and Chairman, Federated
                      Administrative Services; Vice
                      President, Federated Investment
                      Management Company, Federated
                      Investment Counseling, Federated
                      Global Investment Management Corp.
                      and Passport Research, Ltd.; Director
                      and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services
                      Company.

                    ---
-------------------------------------------------------------- -------------
Charles L. Davis     Principal Occupations: Vice President,         $0
Federated Investors  Director of Mutual Fund Services and
Tower                Strategic Relationship Management,
Pittsburgh, PA       Federated Services Company.
Birth date: March
23, 1960

Chief Executive
Officer

-------------------------------------------------------------  -------------
Carl W. Jordan       Principal Occupations: President, M&T          $0
One M&T Plaza        Securities, Inc., since 1998;
Buffalo, NY          Administrative Vice President, M&T
Birth date: January  Bank, 1995-1998.
2, 1955

President

-------------------------------------------------------------  -------------
Kenneth G. Thompson  Principal Occupations: Administrative          $0
One M&T Plaza        Vice President, M&T Bank; Vice
Buffalo, NY          President, M&T Bank, 1999-2002;
Birth date:          Regional Sales Manager, M&T
September 4, 1964    Securities, Inc., 1995-1999.

Vice President

--------------------- ---------------------------------------  -------------
Beth S. Broderick     Principal Occupations: Vice                   $0
Federated Investors   President, Mutual Fund Services
Tower                 Division, Federated Services Company.
Pittsburgh, PA
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

-------------------------------------------------------------- -------------
Richard J. Thomas    Principal Occupations: Treasurer of the        $0
Federated Investors  Federated Fund Complex; Senior Vice
Tower                President, Federated Administrative
Pittsburgh, PA       Services.
Birth date: June
17, 1954             Previous Positions: Vice President,
                     Federated Administrative Services; held
Treasurer            various management positions within
                     Funds Financial Services Division of
                     Federated Investors, Inc.
-------------------------------------------------------------  -------------
C. Grant Anderson     Principal Occupation: Counsel, Reed           $0
Federated Investors   Smith LLP.
Tower
Pittsburgh, PA
Birth date:           Previous Positions: Corporate
November 6, 1940      Counsel, Federated Investors, Inc.;
                      Vice President, Federated Services
Secretary             Company.

-------------------------------------------------------------  -------------

** Officers do not receive any compensation from the Funds.

COMMITTEES of the board
Board     Committee        Committee Functions                         Meetings Held
Committee Members                                                      During Last
                                                                       Fiscal Year

 Audit    Randall I.       The Audit Committee reviews and                  One
          Benderson        recommends to the full Board the
          ---------------  independent auditors to be selected to
          Joseph J.        audit the Funds' financial statements;
          Castiglia        meets with the independent auditors
          John S. Cramer   periodically to review the results of the
          Daniel R.        audits and report the results to the full
          Gernatt, Jr.     Board; evaluates the independence of the
          George K.        auditors, reviews the Funds' internal
          Hambleton, Jr.   audit function;  and investigates any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.

-------------------------------------------------------------------------

Board ownership of shares in the funds and in the TRUST
AS OF dECEMBER 31, 2002
Interested           Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned        the Trust
                     in Fund[s]
Mark J. Czarnecki          None    Over $100,000

-------------------

Independent          Dollar            Aggregate
Board Member Name      Range of--Dollar Range of
                     Shares      Shares Owned in
                          Owned        the Trust
                     in Fund[s]
Randall I.                 None    Over $100,000
Benderson

Joseph J. Castiglia        None    Over $100,000

John S. Cramer             None       $1-$10,000

Daniel R. Gernatt,         None    Over $100,000
Jr.

George K.                  None       $1-$10,000
Hambleton, Jr.

-------------------------------------------------------------------------
As of April 4, 2003, the funds' board and officers as a group owned less than 1% of each fund's outstanding shares.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
As required by the Investment Company Act of 1940 ("1940 Act"), the
Funds' Board has initially approved the Funds' investment advisory contract and subadvisory contracts and will have to renew the contracts on a yearly basis after the initial term.  The Board's decision to approve these contracts reflects the exercise of its business judgment.  During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds'
investment objectives and any long term performance; the Adviser's and subadvisers' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T Bank organization in addition to investment advisory services.
In assessing the Adviser's and subadvisers' performance of their respective obligations, the Board also considers whether there is likely to occur a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.
In particular, the Board recognizes that most shareholders will invest in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.
The Board also considers the compensation and benefits received by the adviser and subadvisers.  This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Adviser and subadviser from brokers that execute Fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation:  the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services;
the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee.  The Funds' Board is aware of these factors and takes them into account in its review of the Funds'
advisory contract.
The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and subadviser on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and subadviser.
M&T provides much of this information at each regular meeting of the
Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and subadviser and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant
developments in the mutual fund industry and how the Funds and/or the
Adviser and subadviser are responding to them.
The Board also receives financial information about the Adviser and subadviser, including reports on the compensation and benefits the
Adviser or subadviser, as the case may be, derives from its
relationships with the Funds.  These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser's or subadviser's affiliates for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent).  The reports also discuss any indirect benefit the
Adviser or subadviser may derive from its receipt of research services from brokers who execute fund trades.
The Board bases its decision to approve an advisory and subadviser contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each fund to the VISION family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by M&T.

SUB-ADVISER

Large Cap Growth Fund II

The Adviser has delegated  daily  management of the Large Cap Growth Fund
II to the  sub-adviser,  Montag & Caldwell,  Inc. (M&C).  Alleghany Asset
Management,  Inc.  (the  parent of M&C) was  acquired  by ABN AMRO  North
America Holding Company on January 31, 2001.

For its  services  under the  Sub-Advisory  Agreement,  M&C  receives  an allocable  portion of the  advisory  fee the  Adviser  receives  from the
Large  Cap  Growth  Fund II.  The  allocation  is based on the  amount of securities  which  M&C  manages  for the  Fund.  This  fee is paid by the
Adviser out of the fees it  receives  and is not a Fund  expense.  M&C is paid by the Adviser as follows:

Sub-Advisory Fee  Average Daily Net Assets of the Fund
---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser, Subadviser and
Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When  selecting  brokers and dealers to handle the  purchase  and sale of portfolio  instruments,  the  Adviser  and  subadviser  look  for  prompt
execution   of  the  order  at  a  favorable   price.   The  Adviser  and
sub-adviser  will  generally  use those  who are  recognized  dealers  in
specific   portfolio   instruments,   except  when  a  better  price  and
execution  of the  order  can be  obtained  elsewhere.  The  Adviser  and sub-adviser  may select  brokers and dealers  based on whether  they also offer research  services (as described  below).  In selecting among firms believed to meet these  criteria,  the Adviser and  sub-adviser  may give consideration  to those firms  which have sold or are  selling  Shares of the  Fund  and  other  funds  distributed  by  the  Distributor  and  its affiliates.  The Adviser and  sub-adviser  make  decisions  on  portfolio transactions  and select  brokers  and  dealers  subject to review by the
Funds' Board.

Research Services
Research   services  may  include  advice  as  to  the   advisability  of
investing  in  securities;   security  analysis  and  reports;   economic
studies;   industry   studies;   receipt  of  quotations   for  portfolio
evaluations;  and similar services.  Research services may be used by the
Adviser or  sub-adviser in advising  other  accounts.  To the extent that receipt of these  services  may replace  services  for which the Adviser, the sub-adviser or their  affiliates  might otherwise have paid, it would tend to reduce their  expenses.  The Adviser,  the  sub-adviser and their affiliates  exercise  reasonable  business  judgment in  selecting  those brokers who offer brokerage and research  services to execute  securities transactions.  They determine in good faith that  commissions  charged by such  persons  are  reasonable  in  relationship  to  the  value  of  the brokerage and research services provided.

Investment  decisions for the Funds are made  independently from those of other  accounts  managed by the  Adviser.  When the Funds and one or more of those  accounts  invests  in,  or  disposes  of,  the  same  security, available  investments  or  opportunities  for  sales  will be  allocated among the Fund and the  account(s)  in a manner  believed  by the Adviser to be equitable.  While the  coordination  and ability to  participate in volume  transactions  may  benefit the Funds,  it is  possible  that this procedure  could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Funds.


CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services  Company  (FSC)  and M&T  Securities,  Inc.  serve as co-administrators  to the  Trust  and  provide  the  Funds  with  certain administrative  personnel  and  services  necessary to operate the Funds.
During   the   period   May  1,  2002   through   September   30,   2002,
administrative  services  were  provided for an  aggregate  annual fee as specified below:

Fees Payable to FSC:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.06%                on the first $2 billion
---------------------------------------------------------------
0.03%                on the next $3 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.04%                on the first $5 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

Effective  October 1, 2002,  the  Administrative  Fee has been changed to reflect the following fee schedule:

Fees Payable to FSC:

Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.06%                on the first $2 billion
---------------------------------------------------------------
0.03%                on the next $3 billion
---------------------------------------------------------------
0.02%                on the next $2 billion
---------------------------------------------------------------
0.0125%              on the next $3 billion
---------------------------------------------------------------
0.01%                on assets in excess of $10 billion
---------------------------------------------------------------

Fees Payable to M&T Securities, Inc.:
Maximum              Average  Aggregate  Daily  Net  Assets of
Administrative Fee   the Vision Group of Funds
---------------------------------------------------------------
0.04%                on the first $5 billion
---------------------------------------------------------------
0.03%                on the next $2 billion
---------------------------------------------------------------
0.0175%              on the next $3 billion
---------------------------------------------------------------
0.015%               on assets in excess of $10 billion
---------------------------------------------------------------

FSC, through its affiliate, Federated Shareholder Services Company
(FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

CUSTODIAN AND FUND ACCOUNTANT
State  Street  Bank  and  Trust  Company,   Boston,   Massachusetts,   is
custodian for the securities and cash of the Funds.  Foreign  instruments purchased by a Fund are held by foreign banks  participating  in a global custody  network  coordinated  by State  Street  Bank.  State Street Bank and Trust Company provides  financial  administration and fund accounting services  for the  Funds  for an  aggregate  annual  fee of 0.045% of the
Funds' average daily net assets.

INDEPENDENT Auditors
The independent  auditor for the Funds,  Ernst & Young LLP,  conducts its audits in accordance with auditing  standards  generally  accepted in the
United  States of  America,  which  require  it to plan and  perform  its
audits  to  provide   reasonable   assurance  about  whether  the  Funds'
financial  statements  and  financial  highlights  are  free of  material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

-----------------------------------------------------------------------------------------
                  Advisory Fee Paid/           Brokerage           Administrative Fee
                  Advisory Fee Waived      Commissions Paid              Paid/
                                                                   Administrative Fee
                                                                         Waived
                                        -------------------------------------------------
                -------------------------------------------------------------------------
Funds            For the period ended    For the period ended     For the period ended
                   December 31, 2002       December 31, 2002       December 31, 2002

                -------------------------------------------------------------------------
----------------
Large Cap       $5,467/$5,467           $3,088                  $554/$0
Growth Fund II
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Large Cap       $4,249/$4,249           $4,205                  $523/$0
Value Fund II
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Moderate        $3,539/$3,539           $0                      $1,219/$0
Growth Fund II
-----------------------------------------------------------------------------------------

--------------------------------------------------------------
--------------   Large Cap   Large Cap Value     Moderate
Fees Paid for   Growth Fund      Fund II         Growth II
the period          II
ended
December 31,
2002

--------------------------------------------------------------
-------------- $1,608/$0     $1,517/$0        $3,539/$0
12b-1 Fees
Paid/12b-1
Fees Waived
--------------------------------------------------------------


HOW DO THE FUNDS MEASURE PERFORMANCE?
=========================================================================

The Funds may advertise  Share  performance  by using the  Securities and
Exchange  Commission's (SEC) standard method for calculating  performance applicable  to all  mutual  funds.  The SEC also  permits  this  standard performance  information to be accompanied  by  non-standard  performance information.

Share performance reflects the effect of non-recurring  charges,  such as maximum  sales  charges,  which,  if excluded,  would  increase the total return and yield.  The  performance of Shares depends upon such variables as: portfolio  quality;  average  portfolio  maturity;  type and value of portfolio  securities;  changes in interest rates; changes or differences in a  Fund's  or  any  class  of  Shares'  expenses;  and  various  other factors.  Share  performance  does not reflect  any charges and  expenses that would be imposed under a variable  insurance product contract.  Were the effect of such charges to be  included,  Share  performance  would be lower.

Share  performance  fluctuates  on a  daily  basis  largely  because  net earnings  fluctuate  daily.  Both net  earnings  and  offering  price per
Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return  represents  the change  (expressed as a percentage)  in the value of  Shares  over a  specific  period  of  time,  and  includes  the investment of income and capital gains distributions.

The average  annual  total  return for Shares is the  average  compounded rate of return for a given  period  that would  equate a $10,000  initial investment  to the  ending  redeemable  value  of  that  investment.  The ending  redeemable  value is computed by multiplying the number of Shares owned  at the end of the  period  by the NAV per  Share at the end of the period.  The number of Shares  owned at the end of the period is based on the  number of Shares  purchased  at the  beginning  of the  period  with
$10,000,  less any applicable  sales charge,  adjusted over the period by
any  additional   Shares,   assuming  the  annual   reinvestment  of  all
dividends and distributions.

When  Shares of a Fund are in  existence  for less than a year,  the Fund may advertise  cumulative  total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Funds is calculated  by dividing:  (i) the net investment  income per Share  earned by the Shares over a 30-day  period;
by (ii)  the  maximum  offering  price  per  Share on the last day of the period.  This number is then annualized  using  semi-annual  compounding.
This means that the amount of income  generated  during the 30-day period is assumed  to be  generated  each  month  over a 12-month  period and is reinvested every six months.

To the extent  investment  professionals and  broker/dealers  charge fees in connection  with services  provided in conjunction  with an investment in Shares,  the Share performance is lower for shareholders  paying those fees.


Average Annual Total Returns and Yield
---------------------------------------------------------------------------------
For the period    Large Cap Growth   Large Cap Value Fund  Moderate Growth Fund
ended December        Fund II                 II                    II
   31, 2002
---------------------------------------------------------------------------------
----------------

---------------------------------------------------------------------------------
TOTAL RETURN
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Start of              (16.50)%             (22.79)%               (6.79)%
performance*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
YIELD
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
30-day period          0.27%                 0.97%                 1.24%
---------------------------------------------------------------------------------
*Start of  performance  for Large Cap Growth  Fund II and Large Cap Value
Fund II is May 31, 2002;  start of performance  for Moderate  Growth Fund
II is June 17, 2002.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|     references  to  ratings,   rankings,   and  financial  publications
   and/or performance comparisons of Shares to certain indices;

|     charts,  graphs  and  illustrations  using the Funds'  returns,  or returns in  general,  that  demonstrate  investment  concepts  such as
   tax-deferred   compounding,   dollar-cost   averaging  and  systematic
   investment;

|     discussions of economic,  financial and political  developments and their  impact  on  the  securities  market,  including  the  portfolio manager's views on how such developments could impact the Funds; and

|     information  about the mutual fund  industry  from  sources such as the Investment Company Institute.

The Funds may compare their  performance,  or  performance  for the types of  securities in which they invest,  to a variety of other  investments,
including   federally   insured  bank   products  such  as  bank  savings
accounts, certificates of deposit, and Treasury bills.

The  Funds  may  quote   information  from  reliable  sources   regarding
individual  countries and regions,  world stock  exchanges,  and economic and demographic statistics.

You may use  financial  publications  and/or  indices  to  obtain  a more complete  view of Share  performance.  When  comparing  performance,  you should  consider all  relevant  factors  such as the  composition  of the index used,  prevailing  market  conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute offering  price.  The  financial  publications  and/or  indices which the
Funds use in advertising may include:


|     Lipper,  Inc.  ranks  funds in various  fund  categories  by making comparative  calculations  using total  return.  Total return  assumes the  reinvestment  of  all  capital  gains  distributions  and  income dividends  and takes into  account  any change in net asset value over a specific  period of time.  From time to time,  the  Government  Fund and the NY Municipal  Income Fund will quote their Lipper  rankings in the "General U.S.  Government  Funds" and the "New York Municipal Bond
   Funds"   categories,    respectively,   in   advertising   and   sales
   literature. (All Funds)


|     Dow Jones Industrial  Average  ("DJIA")  represents share prices of selected blue chip industrial  corporations.  The DJIA indicates daily changes in the average price of stock of these  corporations.  Because it represents  the top  corporations  of America,  the DJIA index is a leading  economic  indicator for the stock market as a whole.  (Equity
   Funds)

|     Standard & Poor's  Daily Stock Price  Indices of 500 And 400 Common
   Stocks  are   composite   indices  of  common   stocks  in   industry,
   transportation,  and financial and public  utility  companies that can be used to compare  to the total  returns  of funds  whose  portfolios are invested  primarily in common stocks. In addition,  the Standard &
   Poor's  indices  assume  reinvestment  of all dividends paid by stocks listed on its  indices.  Taxes due on any of these  distributions  are not  included,  nor are  brokerage  or other  fees  calculated  in the
   Standard & Poor's figures. (Equity Funds)

|     Standard   &   Poor's   500/Barra   Value   Index   is   a   market
   capitalization-weighted  index of the stocks in the  Standard & Poor's
   500  Index  having  the  highest  book  to  price  ratios.  The  index
   consists   of   approximately   half  of  the  S&P  500  on  a  market
   capitalization basis. (Large Cap Value Fund II)

|     Consumer  Price Index is  generally  considered  to be a measure of inflation. (All Funds)

|     New  York  Stock  Exchange   Composite  Index  is  a  market  value
   weighted  index which  relates all NYSE stocks to an aggregate  market value as of December 31, 1965,  adjusted for  capitalization  changes.
   (Equity Funds)

|     Value Line Composite Index consists of  approximately  1,700 common equity  securities.  It is based on a  geometric  average of  relative price  changes of the  component  stocks and does not include  income.
   (Equity Funds)

|     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S.
   Treasury maturing in 30 days.

|     Bank Rate Monitor National Index, Miami Beach, Florida, is a
   financial reporting service which publishes weekly average rates of
   50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and
   compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

|     Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its
   Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

|     Morningstar,   Inc.,  an  independent   rating   service,   is  the
   publisher  of the  bi-weekly  Mutual Fund  Values.  Mutual Fund Values rates  more  than  l,000  NASDAQ-listed  mutual  funds  of all  types, according to their risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

Advertising and other promotional  literature may include charts,  graphs
and  other   illustrations  using  the  Funds'  returns,  or  returns  in
general,   that   demonstrate   basic   investment   concepts   such   as
tax-deferred   compounding,    dollar-cost   averaging   and   systematic
investment.  In  addition,  a  Fund  can  compare  its  performance,   or
performance  for the  types  of  securities  in which  it  invests,  to a variety of other  investments,  such as federally  insured bank products,
including  time  deposits,   bank  savings   accounts,   certificates  of
deposit,  and Treasury bills,  and to money market funds using the Lipper
Analytical  Services money market instruments  average.  Unlike federally insured bank  products,  the Shares of the Funds are not insured.  Unlike money market  funds,  which attempt to maintain a stable net asset value, the net asset value of the Income and Equity  Funds'  Shares  fluctuates.
Advertisements  may quote performance  information which does not reflect the effect of any applicable sales charges.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial goals through mutual funds.  These  investors,  as well as businesses and institutions,  have  entrusted  over $6.8 trillion to the more than 8,157 funds available according to the Investment Company Institute.

INVESTMENT RATINGS
=========================================================================

Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for  debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign
(+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest.
Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating
(long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating)
describes the demand characteristics. Several examples are AAA/A-1+,
AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Fitch IBCA, Inc./Fitch Investors Service, L.P.

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality.
The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely  payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the  factors  considered  by Moody's in  assigning  bond,  note and commercial  paper  ratings  are  the  following:  (i) evaluation  of  the management  of the  issuer;  (ii)  economic  evaluation  of the  issuer's industry or industries and an appraisal of  speculative-type  risks which may be  inherent  in certain  areas;  (iii)  evaluation  of the  issuer's products  in  relation  to  competition  and  customer  acceptance;  (iv)
liquidity;  (v)  amount  and  quality of  long-term  debt;  (vi) trend of earnings  over a  period  of 10  years;  (vii)  financial  strength  of a parent  company and the  relationships  which exist with the issuer;  and
(viii)  recognition by management of obligations  which may be present or may arise as a result of public  interest  questions and  preparations to meet such obligations.

Among  the  factors  considered  by  S&P  in  assigning  bond,  note  and commercial  paper  ratings are the  following:  (i) trend of earnings and
cash  flow  with   allowances  made  for  unusual   circumstances,   (ii)
stability  of  the  issuer's   industry,   (iii)  the  issuer's  relative
strength and position  within the industry and (iv) the  reliability  and quality of management.

ADDRESSES
=========================================================================

VISION Large Cap Growth Fund II

VISION Large Cap Value Fund II

VISION Managed Allocation Fund - Moderate Growth II

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

Investment Adviser

M&T Asset Management, a Department of
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203


Sub-Adviser to VISION Large Cap Growth Fund II
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.     OTHER INFORMATION.
Item 23.
            (a)   (i)         Conformed copy of Agreement and
                              Declaration of Trust of Vision Group of
                              Funds, a Delaware Business Trust
                              (reorganization of Registrant); (33)
                  (ii)        Conformed copy of Amendment No. 1 to
                              Agreement and Declaration of Trust of
                              Vision Group of Funds; (36)
                  (iii)       Conformed copy of Certificate of Trust of
                              Vision Group of Funds, a Delaware
                              Business Trust (reorganization of
                              Registrant); (33)
            (b)   (i)         Copy of By-Laws of Vision Group of Funds,
                              a Delaware Business Trust (reorganization
                              of Registrant); (31)
                  (ii)        Copy of Amendment #1 to the By-Laws of
                              the Registrant; (37)
            (c)   (i)         Copy of Specimen Certificate for Shares
                              of Capital Stock of the Registrant; (8)
                  (ii)        Copy of Specimen Certificate for Shares
                              of Capital Stock of the Vision Capital
                              Appreciation Fund; (15)
            (d)   (i)         Conformed copy of Investment Advisory
                              Agreement of the Registrant (11 funds)
                              dated November 1, 2000, including
                              Exhibits A through K and Letter
                              Agreement, dated October 24, 2000; (34)
                  (ii)        Conformed Copies of Exhibits L, M and N
                              to the Investment Advisory Contract of
                              the Registrant; (37)
                  (iii)       Conformed copy of Investment Advisory
                              Agreement of the Registrant (2 money
                              market funds) dated November 1, 2000,
                              including Exhibit A; (34)
                  (v)         Conformed copy of Amendment to Investment
                              Advisory Agreement of the Registrant (2
                              money market funds);(36)
                  (vi)        Conformed copy of Investment Advisory
                              Agreement of the Registrant (5 funds)
                              dated November 1, 2000, and Exhibits A
                              through D; (34)
                  (vii)       Conformed copy of Amendment to Investment
                              Advisory Agreement of the Registrant (5
                              funds); (36)
                  (viii)      Conformed copy of Sub-Advisory Agreement
                              for the Vision Mid Cap Stock Fund
                              (Independence Investment Associates,
                              Inc.), dated November 1, 2000; (34)
                  (ix)        Conformed copy of Amendment to
                              Sub-Advisory Agreement for the Vision Mid
                              Cap Stock Fund; (36)
                  (x)         Conformed copy of Sub-Advisory Agreement
                              for the Vision Large Cap Growth Fund
                              (Montag & Caldwell, Inc.), dated January
                              31, 2001; (33)
                  (xi)        Conformed copy of Amendment to
                              Sub-Advisory Agreement for Vision Large
                              Cap Growth Fund; (36)
                  (xii)       Conformed copy of Sub-Advisory Agreement
                              for the Vision New York Tax-Free Money
                              Market Fund (Federated Investment
                              Management Company), dated November 1,
                              2000; (34)
                  (xiii)      Conformed copy of Amendment to
                              Sub-Advisory Agreement for Vision New
                              York Tax-Free Money Market Fund; (36)
                  (xiv)       Conformed copy of Sub-Advisory Agreement
                              for the Vision Small Cap Stock Fund
                              (Mazama Capital Management, Inc.), dated
                              July 2, 2001; (34)
                  (xv)        Conformed copy of Amendment to
                              Sub-Advisory Agreement for Vision Small
                              Cap Stock Fund; (35)
                  (xvi)       Conformed copy of Sub-Advisory Agreement
                              for Vision Small Cap Stock Fund (LSV
                              Asset Management), dated July 2, 2001 and
                              Amendment; (35)
                  (xvii)      Conformed copy of Sub-Advisory Agreement
                              for Vision International Equity Fund (UBS
                              Global Asset Management), dated November
                              1, 2000 and Amendment; (36)
                  (xviii)     Conformed copy of Sub-Advisory Agreement
                              for Vision Large Cap Growth Fund II
                              (Montag & Caldwell, Inc.), dated March 1,
                              2002. (36)
            (e)   (i)         Conformed copy of Distributor's Contract
                              of the Registrant, dated November 1,
                              2000, including Exhibits A-E; (33)
                  (ii)        Conformed copy of Exhibit F to the
                              Distributor's..Contract of the
                              Registrant; (35)
                  (iii)       Conformed copy of Exhibit G to
                              Distributor's Contact of the Registrant;
                              (36)
                  (iv)        Conformed copy of Exhibit H to
                              Distributor's Contract of the Registrant;
                              (36)
                  (v)         Conformed copy of Exhibit I to
                              Distributor's Contract of the Registrant;
                              (28)
                  (vi)        Conformed copy of Agreement for
                              Administrative Services of the
                              Registrant, dated November 1, 2000; (34)
                  (vii)       Copy of Exhibit 1 to Agreement for
                              Administrative Services of the
                              Registrant; (36)
                  (viii)      Conformed copy of Amendment to Agreement
                              for ...........Administrative Services of
                              the Registrant; (36)
                  (ix)        Conformed copy of Assignment of Agreement
                              for Administrative Services of the
                              Registrant; (36)
                  (x)         Form of Mutual Fund Sales and Services
                              Agreement of the Registrant, including
                              Exhibit; (36)
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement of
                              the Registrant, dated November 8, 2000;
                              (33)
                  (ii)        Copy of Schedules A-D to the Custodian
                              Agreement of the Registrant; (34)
            (h)   (i)         Conformed copy of Recordkeeping Agreement
                              of the Registrant, including Exhibits
                              A-C; (23)
                  (ii)        Conformed copy of Amendment #1 to Exhibit
                              A to the Recordkeeping Agreement of the
                              Registrant; (28)
                  (iii)       Conformed copy of Amendment No. 2 to
                              Exhibit A to the Recordkeeping Agreement
                              of the Registrant; (27)
                  (iv)        Conformed copy of Agreement for
                              Administrative Services and Transfer
                              Agency Services of the Registrant, dated
                              November 1, 2000; (32)
                  (v)         Copy of Exhibit 1 to Agreement for
                              Administrative Services and Transfer
                              Agency Services of the Registrant; (36)
                  (vi)        Conformed copy of Amendment to Agreement
                              for Administrative Services and Transfer
                              Agency Services of the Registrant; (36)
                  (vii)       Conformed copy of Financial
                              Administration and Accounting Services
                              Agreement between Registrant and State
                              Street Bank and Trust Company, dated
                              November 8, 2000. (33)
                  (viii)      Conformed copy of Shareholder Services
                              Agreement Letter Agreement, dated October
                              24, 2000; (33)
                  (ix)        Conformed copy of Shareholder Services
                              Agreement of the Registrant, dated
                              November 8, 2000; (34)
                  (x)         Conformed copy of Exhibit A to the
                              Shareholder Services Agreement of the
                              Registrant; (35)
                  (xi)        Conformed copy of Assignment of
                              Shareholder Services Agreement of the
                              Registrant; (36)
                  (xii)       Conformed copy of Shareholder Services
                              Plan of the Registrant, dated November 1,
                              2000. (33)
                  (xiii)      Conformed copy of Exhibit A to the
                              Shareholder Services Plan of the
                              Registrant; (36)
                  (xiv)       Conformed copy of Participation Agreement
                              of the Registrant, including Exhibits
                              A-E; (36)
                  (xv)        Conformed copy of Indemnification
                              Agreement of the Registrant; (36)
            (i)               Conformed copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (11)
            (j)               Conformed copy of Consent of Independent
                              Auditors, Ernst & Young LLP; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (11)
            (m)   (i)         Conformed copy of Rule 12b-1 Plan Letter
                              Agreement, dated October 24, 2000; (33)
                  (ii)        Copy of Rule 12b-1 Agreement of the
                              Registrant, including Exhibit A; (36)
                  (iii)       Conformed copy of Rule 12b-1 Plan
                              regarding Class A Shares and Class S
                              Shares of the Registrant, including
                              Exhibits A-C; (33)
                  (iv)        Conformed copy of Exhibit D to the Rule
                              12b-1 Plan regarding Class A Shares and
                              Class S Shares of the Registrant; (36)
                  (v)         Conformed copy of Exhibit E to the Rule
                              12b-1 Plan regarding Class A Shares and
                              Class S Shares of the Registrant; (37)
                  (vi)        Conformed copy of Rule 12b-1 Plan
                              regarding Class B Shares of the
                              Registrant, including Exhibit A; (33)
                  (vii)       Conformed copy of Exhibit B to the Class
                              B Shares Rule 12b-1 Plan of the
                              Registrant; (36)
                  (viii)      Copy of Dealer (Sales) Agreement; (7)
            (n)   (i)         Conformed copy of Multiple Class Plan of
                              the Registrant, dated May 23, 2001,
                              including Exhibits A-D; (34)
                  (ii)        Conformed copy of Exhibit E to the
                              Multiple Class Plan of the Registrant;
                              (35)
                  (iii)       Conformed copy of Amended Exhibit C to
                              the Multiple Class Plan of the
                              Registrant; (36)
                  (iv)        Conformed copy of Amended Exhibit D to
                              the Multiple Class Plan of the
                              Registrant; (36)
            (o)   (i)         Conformed copy of Power of Attorney of
                              Trustee John S. Cramer; (33)
                  (ii)        Conformed copy of Power of Attorney of
                              Edward C. Gonzales; (36)
                  (iii)       Conformed copy of Power of Attorney of
                              Carl W. Jordan; (36)
                  (iv)        Conformed copy of Power of Attorney of
                              Charles L. Davis, Jr.; (37)
                  (v)         Conformed copy of Power of Attorney of
                              Richard J. Thomas; (37)
            (p)   (i)         Copy of Code of Ethics for Access Persons
                              (Manufacturers and Traders Trust
                              Company); (36)
                  (ii)        Copy of Code of Ethics of Vision Group of
                              Funds, .............Inc.; (29)
                  (iii)       Copy of Montag & Caldwell, Inc. Code of
                              Ethics and Standards of Practice; (36)
                  (iv)        Copy of Independence Investment
                              Associates, Inc. and Subsidiaries Code of
                              Ethics; (30)
                  (v)         The Registrant hereby incorporates, on
                              behalf of the Distributor and a
                              Sub-Adviser, the conformed copy of the
                              Code of Ethics for Access Persons from
                              Item 23(p) of the Federated High Yield
                              Trust Registration Statement on Form N-1A
                              filed with the Commission on April 28,
                              2003 (File Nos. 2-91091 and 811-4018).
                  (vi)        Copy of Code of Ethics of UBS
                              Brinson/Brinson Partners, Inc.; (32)
                  (vii)       Copy of Code of Ethics of LSV Asset
                              Management; (34)
                  (viii)      Copy of Code of Ethics of Mazama Capital
                              Management, Inc. (34)

------------------------------------------------------------------------
+     All exhibits have been filed electronically.
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993.
      (File Nos. 33-20673 and 811-5514)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed September 3,
      l993.  (File Nos. 33-20673 and 811-5514)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed June 27,
      1994.  (File Nos. 33-20673 and 811-5514)
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 24 on Form N-1A filed December 20,
      1996.  (File Nos. 33-20673 and 811-5514)
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed March 12, 1999, (File Nos.
      33-20673 and 811-5514)
27.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed October 21,
      1999, (File Nos. 33-20673 and 811-5514)
28.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 40 on Form N-1A filed February 29,
      2000 (File Nos. 33-20673 and 811-5514)
29.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 41 on Form N-1A filed April 14,
      2000, (File Nos. 33-20673 and 811-5514)
30.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 42 on Form N-1A filed June 28, 2000,
      (File Nos. 33-20673 and 811-5514)
31.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 43 on Form N-1A filed August 25,
      2000, (File Nos. 33-20673 and 811-5514)
32.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 45 on Form N-1A filed November 8,
      2000, (File Nos. 33-20673 and 811-5514)
33.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 46 on Form N-1A filed February 14,
      2001, (File Nos. 33-20673 and 811-5514)
34.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 48 on Form N-1A filed August 27,
      2001, (File Nos. 33-20673 and 811-5514)
35.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 49 on Form N-1A filed December 21,
      2001, (File Nos. 33-20673 and 811-5514)
36.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002
      (File Nos. 33-20673 and 811-5514)
37.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 55 on Form N-1A filed April 21, 2003
      (File Nos. 33-20673 and 811-5514)

Item 24.    Persons Controlled by or Under Common Control with
                              Registrant:
            None

Item 25.    Indemnification:  7

Item 26.    Business and Other Connections of Investment Adviser:

    (a)     M&T Asset Management, a department of Manufacturers &
            Traders Trust Company ("M&T Bank") performs investment
            advisory services for the Registrant.  M&T Bank is the
            principal banking subsidiary of M&T Bank Corporation, a
            $31.5 billion bank holding company, as of December 31, 2002 headquartered in Buffalo, New York.  As of December 31,
            2002 M&T Bank had over 470 offices throughout New York
            State and Pennsylvania, and an office in Nassau, The
            Bahamas.

            M&T Bank was founded in 1856 and provides comprehensive
            banking and financial services to individuals, governmental entities and businesses throughout western New York and
            Pennsylvania. As of December 31, 2002 M&T Bank had over
            $8.0 billion in assets under management for which it has
            investment discretion (which includes employee benefits,
            personal trusts, estates, agencies and other accounts).  As of December 3l, 2002 M&T Bank managed $3.2 billion in
            VISION money market mutual fund assets and $980.4 million
            in net assets of fluctuating mutual funds.  Except for
            VISION Group of Funds, M&T Bank does not presently provide investment advisory services to any other registered
            investment companies.

            The principal executive Officers and the Directors of M&T
            Bank are set forth in the following tables.  Unless
            otherwise noted, the position listed under Other
            Substantial Business, Profession, Vocation or Employment is
            with M&T Bank.

_____________________

7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed June 17, 1993.
      (File Nos. 33-20673 and 811-5514)

      (b)
                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

William F. Allyn       Director           President, Welch Allyn
P.O. Box 50                               Ventures, LLC
Skaneateles Falls, NY 13153-0050

Brent D. Baird         Director           Private Investor
1350 One M&T Plaza
Buffalo, NY 14203-2396

Robert J. Bennett      Director           Former Chairman of the
101 Marrelle Road                         Board, M&T Bank
Fayetteville, NY 13066-1019               Corporation

C. Angela Bontempo     Director           President and Chief
3287 Georgian Court                       Executive Officer,
Erie, PA 16506                            Saint Vincent Health
                                          System

Robert J. Brady         Director          Chairman and Chief
286 Greenwood Court                       Executive Officer,
East Aurora, NY 14052-1353                Moog Inc.

Emerson L. Brumback    Executive          Executive Vice
One M&T Plaza,         Officer            President, M&T Bank
19TH Floor                                Corporation and M&T Bank
Buffalo, NY 14203-2396

Carl L. Campbell       Director and       Vice Chairman of the
4717 Pine Ridge Road   Executive Officer  Boards of Director,    Harrisburg,
PA 17110-3239          M&T Bank Corporation
                                          and M&T Bank

R. Carlos Carballada   Director           Chancellor Emeritus,
255 East Avenue                           New York State Board
3rd Floor                                 of Regents
Rochester, NY 14604-2624

Atwood Collins, III    Executive Officer  Executive Vice
1769 Route 52                             President and
Fishkill, NY 12524-3237                   President, Hudson Valley Division
                                          of Manufacturers and Traders Trust
                                          Company;
                                          and Executive Vice President, M&T
                                          Bank Corporation

T. Jefferson Cunningham III   Director    Chairman of the
1100 Route 52                             Director's Advisory
Lagrangeville, NY 12540                   Council, Hudson Valley
                                          Division of Manufacturers
                                          and Traders Trust Company

Mark J. Czarnecki    Executive  Officer   Executive Vice
One M&T Plaza                             President,
9th Floor                                 Manufacturers and
Buffalo, NY 14203-2399                    Traders Trust Company

                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Donald Devorris        Director           Chairman of the Board,
101 Lakemont Park Blvd.                   The Blair Companies
Altoona, PA 16602

Richard E. Garman      Director           Retired President and
578 Mill Road                             Chief Executive Officer,
East Aurora, NY 14052-2831                A.B.C. Paving Co., Inc. and Buffalo
                                          Crushed Stone, Inc.

James V. Glynn         Director           Chairman of the Board
151 Buffalo Avenue                        and Chief Executive
Suite 204                                 Officer, Maid of the
Niagara Falls, NY 14303-1288              Mist Corporation

Daniel R. Hawbaker     Director           President and Chief
325 West Aaron Drive                      Executive Officer,
State College, PA 16803                   Glenn O. Hawbaker, Inc.

Brian E. Hickey        Executive Officer  Executive Vice President
255 East Avenue                           and President, Rochester
3rd Floor                                 Division-Manufacturers
Rochester, NY 14604-2624                  and Traders Trust
                                          Company; and Executive
                                          Vice President,
                                          M&T Bank Corporation

Patrick W.E. Hodgson   Director           President, Cinnamon
60 Bedford Road                           Investments Limited
2nd Floor
Toronto, Ontario
Canada  M5R2K2

James L. Hoffman       Executive Officer  Executive Vice
301 West Plank Road                       President, Manufacturers
Second Floor                              and Traders Trust
Altoona, PA 16602-3015                    Company and M&T Bank
                                          Corporation

Samuel T. Hubbard, Jr.     Director       Chairman of the Board,
445 St. Paul Street                       President, and Chief
Rochester, NY 14605-1775                  Executive Officer;
                                          High Falls Brewing
                                          Company, LLC

Richard G. King        Director           President and Chief
900 High Street                           Operating Officer,
Hanover, PA 17331                         Utz Quality Foods, Inc.

Adam C. Kugler    Executive Officer       Executive Vice President 350 Park
Avenue                          and Treasurer, M&T Bank
6th Floor                                 Corporation and M&T Bank
New York, NY  10022-6022

Ray E. Logan      Executive Officer       Executive Vice
One M&T Plaza                             President, M&T Bank
11th Floor
Buffalo, NY 14203-2399

                                          Other Substantial
                       Position with      Business, Profession,
     Name              the Adviser        Vocation or Employment

Reginal B. Newman, II   Director          Chairman of the Board,
2440 Sheridan Drive                       NOCO Energy Corp.
Tonawanda, NY 14150-9416

Jorge G. Pereira        Director          Vice Chairman of the
350 Park Avenue                           Board, M&T Bank
6th Floor                                 Corporation and
New York, NY 10022-6022                   Manufacturers and
                                          Traders Trust Company

John L. Pett      Executive Officer       Executive Vice President
One Fountain Plaza                        and Chief Credit Officer
9th Floor                                 Manufacturers and
Buffalo, NY 14203-1495                    Traders Trust Company
                                          and M&T Bank Corporation

Michael P. Pinto     Executive Officer    Executive Vice
One M&T Plaza                             President and
19th Floor                                and Chief Financial
Buffalo, NY 14203-2399                    Officer, Manufacturers
                                          and Traders Trust
                                          Company and M&T Bank
                                          Corporation

Melinda R. Rich         Director          President,
P.O. Box 245                              Rich Entertainment
Buffalo, NY 14240-0245                    Group

Robert E. Sadler, Jr.     Director and    President,
19th Floor                Executive       Manufacturers
Buffalo, NY 14203-2399    Officer         and Traders Trust
                                          Company and
                                          Executive Vice
                                          President, M&T Bank
                                          Corporation

Stephen G. Sheetz       Director          Chairman of the Board,
5700 6th Avenue                           Sheetz, Inc.
Altoona, PA 16602

John L. Vensel          Director          Chairman and Chief
P.O. Box 977                              Executive Officer,
Syracuse, NY 13201-0977                   Crucible Materials
                                          Corporation

Herbert L. Washington   Director          President,
4900 Market Street                        H.L.W. Fast Track, Inc.
Boardman, OH 44512

Robert G. Wilmers      Director and       Chariman of the Board,
One M&T Plaza          Executive Officer  President, and Chief,
19th Floor                                Executive Officer;
Buffalo, NY  14203-2399                   M&T Bank Corporation;
                                          and Chairman of the
                                          Board and Chief
                                          Executive Officer,
                                          Manufacturers and
                                          Traders Trust Company

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for shares of
                  the Registrant, acts as principal underwriter for the
                  following open-end investment companies, including the
                  Registrant:

                  Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones
                  Money Market Fund; Edward Jones Tax-Free Money Market Fund;
                  Federated American Leaders Fund, Inc.; Federated Adjustable
                  Rate Securities Fund; Federated Capital Income Fund, Inc.;
                  Federated Core Trust; Federated Equity Funds; Federated
                  Equity Income Fund, Inc.; Federated Fixed Income
                  Securities, Inc.; Federated GNMA Trust; Federated
                  Government Income Securities, Inc.; Federated High Income
                  Bond Fund, Inc.; Federated High Yield Trust; Federated
                  Income Securities Trust; Federated Income Trust; Federated
                  Index Trust; Federated Institutional Trust; Federated
                  Insurance Series; Federated International Series, Inc.;
                  Federated Investment Series Funds, Inc.; Federated Limited
                  Duration Government Fund, Inc.; Federated Managed
                  Allocation Portfolios; Federated Municipal Opportunities
                  Fund, Inc.; Federated Municipal Securities Fund, Inc.;
                  Federated Municipal Securities Income Trust; Federated
                  Short-Term Municipal Trust; Federated Stock and Bond Fund,
                  Inc.; Federated Stock Trust; Federated Total Return
                  Government Bond Fund; Federated Total Return Series, Inc.;
                  Federated U.S. Government Bond Fund; Federated U.S.
                  Government Securities Fund: 1-3 Years; Federated U.S.
                  Government Securities Fund: 2-5 Years; Federated World
                  Investment Series, Inc.; Intermediate Municipal Trust;
                  Money Market Obligations Trust; CCMI Funds; Regions Morgan
                  Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and
                  Vision Group of Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary Ann McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

VISION Group of Funds         Reed Smith LLP
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779
                              (Notices should be sent to the Agent      for
                   Service at the above address)

                              5800 Corporate Drive,
                              Pittsburgh, Pennsylvania 15237-7010

Federated Shareholder         P.O. Box 8600
Services Company              Boston, Massachusetts 02266-8600
("Transfer Agent, Dividend
Disbursing Agent")

Federated Services Company    Federated Investors Tower
("Co-Administrator")          1001 Liberty Avenue
                              Pittsburgh, Pennsylvania 15222-3779

M&T Securities, Inc.          One M&T Plaza
("Co-Administrator")          Buffalo, New York 14240

M&T Asset Management,         One M&T Plaza
a department of               Buffalo, New York 14240
Manufacturers and Traders
Trust Company ("Adviser")

Federated Investment          Federated Investors Tower
Management Company            1001 Liberty Avenue
("Sub-Adviser" to the         Pittsburgh, Pennsylvania 15222-3779
Vision New York
Tax-Free Money Market Fund only)

Independence Investment LLC   53 State Street
("Sub-Adviser" to the         Boston, Massachusetts 02109
Vision Mid Cap
Stock Fund only)

Montag & Caldwell, Inc.   3455 Peachtree Road, N.E.
("Sub-Adviser" to the         Suite 1200
Vision Large Cap              Atlanta, Georgia 30326-3248
Growth Fund only)

UBS Global Asset Management   209 South LaSalle Street
(Americas) Inc.               Chicago, Illinois 60604
("Sub-Adviser" to the Vision
International Equity Fund only)

LSV Asset Management          200 West Madison Street
("Sub-Adviser" to the Vision  Suite 2780
Small Cap Stock Fund only)    Chicago, Illinois 60806

Mazama Capital Management, Inc.    One SW Columbia Street
("Sub-Adviser" to the Vision       Suite 1860
Small Cap Stock Fund only)         Portland, OR 97258

State Street Bank                P.O. Box 8609
and Trust Company("Custodian")   Boston, Massachusetts 02266-8609

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees/Directors and the calling of special shareholder
            meetings by shareholders.

                                  SIGNATURES

    Pursuant  to the  requirements  of the  Securities  Act of  1933  and  the
    Investment  Company Act of 1940,  the  Registrant,  VISION GROUP OF FUNDS,
    certifies that it meets all of the requirements for  effectiveness of this
    Amendment to its Registration  Statement pursuant to Rule 485(b) under the
    Securities  Act  of  1933  and  has  duly  caused  this  Amendment  to its
    Registration  Statement  to be  signed on its  behalf by the  undersigned, thereto duly  authorized,  in the City of Pittsburgh and  Commonwealth  of
    Pennsylvania, on the 28th day of April 2003.

                            VISION GROUP OF FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  April 28, 2003

    Pursuant to the requirements of the Securities Act of 1933, this
     Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE

By: /s/ C. Grant Anderson
    C. Grant Anderson      Attorney In Fact        April 28, 2003
    SECRETARY              For the Persons
                           Listed Below

    NAME                      TITLE

Edward C. Gonzales*           Chairman

Charles L. Davis, Jr.*        Chief Executive Officer
                              (Principal Executive Officer)

Carl W. Jordan*               President

Richard J. Thomas*            Treasurer
                              (Principal Financial and Accounting Officer)

Randall I. Benderson*         Trustee

Joseph J. Castiglia*          Trustee

John S. Cramer*               Trustee

Mark J. Czarnecki*            Trustee

Daniel R. Gernatt, Jr.*       Trustee

George K. Hambleton, Jr.*     Trustee

* By Power of Attorney